UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
April 30, 2024
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Effective May 1, 2024, the Mid Cap Value Fund changed its name to the Mid Cap Value 1 Fund, and all references to the former name in this report have changed. Refer to Important Notices in this report for more information.
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX — FMEFX FISGX
Nuveen Mid Cap Value 1 Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX — FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX — ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX

Table
of Contents
Important Notices 3
Risk Considerations 4
About the Funds’ Benchmarks 5
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 22
Portfolios of Investments 25
Statement of Assets and Liabilities 50
Statement of Operations 54
Statement of Changes in Net Assets 56
Financial Highlights 60
Notes to Financial Statements 74
Shareholder Meeting Report 88
Additional Fund Information 89
Glossary of Terms Used in this Report 90
Liquidity Risk Management Program 91
Annual Investment Management Agreement Approval Process 92

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at
www.nuveen
.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and
Holdings Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.
Nuveen Mid Cap Value 1 Fund – Name Change
In January 2024, the Fund’s Board of Trustees approved a change in the Fund’s name to Nuveen Mid Cap Value 1 Fund from
Nuveen Mid Cap Value Fund effective May 1, 2024. The Fund is referenced by its new name throughout this report. Refer to the
Fund’s supplemented prospectus dated May 6, 2024 for further information. There were no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Fund in connection with this name change.

Risk Considerations
Risk Considerations
Nuveen Dividend Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk, derivatives risk, and common stock risk. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Growth Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Value 1 Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Growth Opportunities
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Small Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.

About the Funds’ Benchmarks

Lipper Equity Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Large-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Mid-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Small-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Growth Index:
An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Growth Index:
An index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Value Index:
An index designed to measure the performance of the mid-cap value segment of the
U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

About the Funds’ Benchmarks
(continued)

S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.74% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/18/92 18.64% 16.21% 7.52% 7.65% 1.00% 0.96%
Class A at maximum Offering Price 12/18/92 11.80% 9.52% 6.25% 7.01% — —
Russell 1000® Value Index — 18.42% 13.42% 8.60% 8.43% — —
Lipper Equity Income Funds
Classification Average — 16.77% 12.85% 8.75% 8.32% — —
Class C at NAV 2/01/99 18.18% 15.25% 6.72% 7.00% 1.75% 1.71%
Class C at maximum Offering Price 2/01/99 17.18% 15.25% 6.72% 7.00% — —
Class R6 2/28/13 18.75% 16.52% 7.91% 8.03% 0.65% 0.61%
Class I 8/02/94 18.72% 16.40% 7.79% 7.91% 0.75% 0.71%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .5%
Repurchase Agreements 0 .6%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 14.7%
Energy 8.5%
Health Care Equipment &
Services 8.2%
Utilities 8.2%
Insurance 7.1%
Software & Services 6.8%
Semiconductors &
Semiconductor Equipment 6.0%
Financial Services 5.5%
Equity Real Estate Investment
Trusts (REITs) 5.4%
Food, Beverage & Tobacco 5.1%
Banks 4.2%
Media & Entertainment 3.9%
Pharmaceuticals, Biotechnology
& Life Sciences 3.5%
Technology Hardware &
Equipment 3.1%
Consumer Services 2.5%
Materials 2.4%
Telecommunication Services 2.3%
Transportation 1.2%
Commercial & Professional
Services 0.9%
Repurchase Agreements 0.6%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Cigna Group/The 2.5%
ConocoPhillips 2.5%
Merck & Co Inc 2.5%
NextEra Energy Inc 2.4%
Philip Morris International Inc 2.4%

Nuveen Large Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/31/03 24.49% 28.07% 12.19% 11.81% 1.37% 1.05%
Class A at maximum Offering Price 1/31/03 17.34% 20.70% 10.87% 11.15% — —
S&P 500® Index — 20.98% 22.66% 13.19% 12.41% — —
Lipper Large-Cap Core Funds
Classification Average — 20.79% 22.20% 12.24% 11.40% — —
Class C at NAV 1/31/03 24.04% 27.12% 11.35% 11.14% 2.12% 1.80%
Class C at maximum Offering Price 1/31/03 23.04% 27.12% 11.35% 11.14% — —
Class I 1/31/03 24.67% 28.45% 12.47% 12.09% 1.12% 0.80%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Repurchase Agreements 0 .8%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software & Services 14.0%
Capital Goods 11.9%
Semiconductors &
Semiconductor Equipment 11.6%
Media & Entertainment 10.0%
Financial Services 9.2%
Health Care Equipment &
Services 7.2%
Consumer Discretionary
Distribution & Retail 5.1%
Utilities 4.8%
Technology Hardware &
Equipment 4.3%
Energy 3.9%
Insurance 3.4%
Food, Beverage & Tobacco 3.2%
Banks 2.5%
Pharmaceuticals, Biotechnology
& Life Sciences 2.3%
Telecommunication Services 1.7%
Equity Real Estate Investment
Trusts (REITs) 1.2%
Consumer Services 1.1%
Materials 0.8%
Commercial & Professional
Services 0.8%
Other 0.8%
Repurchase Agreements 0.8%
Other Assets & Liabilities, Net (0.6)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 8.0%
Alphabet Inc, Class C 5.2%
Amazon.com Inc 5.1%
NVIDIA Corp 4.9%
Meta Platforms Inc 3.4%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 1/09/95 23.27% 16.62% 6.90% 8.23% 1.25% 1.17%
Class A at maximum Offering Price 1/09/95 16.17% 9.89% 5.64% 7.59% — —
Russell Midcap® Growth Index — 24.49% 20.70% 9.52% 10.85% — —
Lipper Mid-Cap Growth Funds
Classification Average — 22.40% 16.90% 7.98% 9.70% — —
Class R6 2/28/13 23.51% 16.91% 7.26% 8.62% 0.91% 0.83%
Class I 12/28/89 23.46% 16.89% 7.16% 8.50% 1.00% 0.92%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Repurchase Agreements 0 .7%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Portfolio Composition
(% of net assets)
Software & Services 21.2%
Capital Goods 13.9%
Pharmaceuticals, Biotechnology
& Life Sciences 9.8%
Health Care Equipment &
Services 9.4%
Consumer Services 8.8%
Financial Services 8.1%
Commercial & Professional
Services 7.4%
Energy 4.3%
Semiconductors &
Semiconductor Equipment 3.9%
Materials 2.9%
Consumer Discretionary
Distribution & Retail 1.8%
Consumer Durables & Apparel 1.5%
Food, Beverage & Tobacco 1.3%
Insurance 1.3%
Technology Hardware &
Equipment 1.1%
Transportation 1.1%
Household & Personal Products 1.0%
Repurchase Agreements 0.7%
Investments Purchased with
Collateral from Securities
Lending 0.2%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Crowdstrike Holdings Inc, Class
A 3.1%
Yum! Brands Inc 2.9%
Ameriprise Financial Inc 2.6%
Dexcom Inc 2.6%
Datadog Inc, Class A 2.4%

Nuveen Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/22/87 16.34% 14.46% 9.38% 8.60% 1.25% 1.16%
Class A at maximum Offering Price 12/22/87 9.65% 7.87% 8.09% 7.96% — —
Russell Midcap® Value Index — 20.97% 14.09% 8.06% 7.94% — —
Lipper Mid-Cap Value Funds
Classification Average — 18.49% 13.64% 8.23% 7.45% — —
Class C at NAV 2/01/99 15.92% 13.61% 8.56% 7.95% 2.00% 1.91%
Class C at maximum Offering Price 2/01/99 14.92% 13.61% 8.56% 7.95% — —
Class I 2/04/94 16.50% 14.75% 9.65% 8.88% 1.00% 0.91%
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/20/18 16.56% 14.91% 9.80% 7.85% 0.85% 0.76%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .9%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Repurchase Agreements 1 .2%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 19.7%
Equity Real Estate Investment
Trusts (REITs) 9.2%
Financial Services 8.9%
Utilities 6.4%
Materials 6.4%
Energy 6.4%
Consumer Durables & Apparel 5.8%
Insurance 5.8%
Technology Hardware &
Equipment 5.6%
Pharmaceuticals, Biotechnology
& Life Sciences 4.9%
Software & Services 3.2%
Banks 3.1%
Consumer Services 2.6%
Health Care Equipment &
Services 2.5%
Semiconductors &
Semiconductor Equipment 2.2%
Transportation 1.5%
Consumer Discretionary
Distribution & Retail 1.2%
Media & Entertainment 1.2%
Food, Beverage & Tobacco 1.2%
Household & Personal Products 1.1%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 1.2%
Other Assets & Liabilities, Net (0.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Carrier Global Corp 2.3%
Owens Corning 2.3%
Parker-Hannifin Corp 2.3%
Reinsurance Group of America
Inc 2.1%
Arch Capital Group Ltd 2.1%

Nuveen Small Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/95 23.56% 17.61% 9.21% 9.27% 1.36% 1.23%
Class A at maximum Offering Price 8/01/95 16.44% 10.83% 7.92% 8.63% — —
Russell 2000® Growth Index — 21.31% 12.39% 5.04% 7.60% — —
Lipper Small-Cap Growth Funds
Classification Average — 21.57% 12.90% 6.64% 8.65% — —
Class I 8/01/95 23.73% 17.93% 9.49% 9.54% 1.11% 0.98%
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 23.76% 18.08% 9.71% 12.16% 0.96% 0.83%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99 .2%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Repurchase Agreements 0 .8%
Other Assets & Liabilities, Net 0.0%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Health Care Equipment &
Services 15.8%
Capital Goods 15.1%
Software & Services 14.1%
Pharmaceuticals, Biotechnology
& Life Sciences 6.4%
Commercial & Professional
Services 5.7%
Semiconductors &
Semiconductor Equipment 5.3%
Energy 5.1%
Consumer Services 4.6%
Technology Hardware &
Equipment 4.1%
Financial Services 4.0%
Consumer Discretionary
Distribution & Retail 3.5%
Household & Personal Products 2.5%
Equity Real Estate Investment
Trusts (REITs) 2.2%
Materials 2.2%
Banks 2.1%
Media & Entertainment 1.9%
Insurance 1.6%
Automobiles & Components 1.2%
Consumer Durables & Apparel 1.1%
Other 0.7%
Repurchase Agreements 0.8%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets & Liabilities, Net 0.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Super Micro Computer Inc 3.6%
Onto Innovation Inc 2.1%
Permian Resources Corp 2.0%
Envestnet Inc 2.0%
Q2 Holdings Inc 1.9%
1
See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 5/06/92 21.87% 18.53% 8.58% 8.64% 1.41% 1.24%
Class A at maximum Offering Price 5/06/92 14.82% 11.72% 7.30% 8.00% — —
Russell 2000® Index — 19.66% 13.32% 5.83% 7.22% — —
Lipper Small-Cap Core Funds
Classification Average — 18.83% 13.98% 7.15% 7.17% — —
Class I 5/06/92 22.04% 18.87% 8.85% 8.92% 1.16% 0.99%
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 2/28/18 22.12% 19.07% 8.99% 8.44% 1.03% 0.86%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 98 .0%
Exchange-Traded Funds 1 .3%
Investments Purchased with
Collateral from Securities
Lending 1 .4%
Repurchase Agreements 0 .4%
Other Assets & Liabilities, Net (1.1)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Capital Goods 13.3%
Health Care Equipment &
Services 10.4%
Software & Services 9.0%
Banks 7.4%
Energy 7.0%
Financial Services 6.5%
Semiconductors &
Semiconductor Equipment 6.1%
Pharmaceuticals, Biotechnology
& Life Sciences 5.2%
Commercial & Professional
Services 3.9%
Materials 3.7%
Equity Real Estate Investment
Trusts (REITs) 3.4%
Consumer Discretionary
Distribution & Retail 3.2%
Technology Hardware &
Equipment 2.5%
Automobiles & Components 2.4%
Consumer Durables & Apparel 2.4%
Transportation 2.3%
Utilities 2.3%
Media & Entertainment 1.8%
Food, Beverage & Tobacco 1.7%
Consumer Services 1.7%
Exchange-Traded Funds 1.3%
Household & Personal Products 1.0%
Insurance 0.8%
Investments Purchased with
Collateral from Securities
Lending 1.4%
Repurchase Agreements 0.4%
Other Assets & Liabilities, Net (1.1)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.3%
Wintrust Financial Corp 2.2%
Northern Oil & Gas Inc 2.1%
Evercore Inc, Class A 2.0%
Piper Sandler Cos 1.8%

Nuveen Small Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
April 30, 2024
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2025 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 8/01/94 17.06% 14.15% 4.48% 5.65% 1.28% 1.21%
Class A at maximum Offering Price 8/01/94 10.32% 7.61% 3.25% 5.02% — —
Russell 2000® Value Index — 18.09% 14.03% 5.96% 6.45% — —
Lipper Small-Cap Value Funds
Classification Average — 17.96% 16.42% 8.48% 6.75% — —
Class C at NAV 2/01/99 16.62% 13.30% 3.70% 5.01% 2.03% 1.96%
Class C at maximum Offering Price 2/01/99 15.62% 13.30% 3.70% 5.01% — —
Class I 8/01/94 17.20% 14.43% 4.74% 5.90% 1.03% 0.96%
Total Returns as of
April 30, 2024**
Cumulative Average Annual Expense Ratios***
Inception
Date 6-Month 1-Year 5-Year
Since
Inception Gross Net
Class R6 6/30/16 17.28% 14.62% 4.92% 5.85% 0.87% 0.80%

Holdings Summaries as of April 30, 2024
Fund Allocation
(% of net assets)
Common Stocks 99.7%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Portfolio Composition
(% of net assets)
Banks 14.6%
Energy 10.0%
Capital Goods 8.6%
Financial Services 8.0%
Equity Real Estate Investment
Trusts (REITs) 7.3%
Materials 6.8%
Consumer Durables & Apparel 5.3%
Commercial & Professional
Services 4.7%
Health Care Equipment &
Services 4.6%
Utilities 4.4%
Technology Hardware &
Equipment 4.0%
Insurance 3.8%
Software & Services 3.2%
Pharmaceuticals, Biotechnology
& Life Sciences 2.8%
Consumer Services 2.8%
Food, Beverage & Tobacco 1.7%
Semiconductors &
Semiconductor Equipment 1.6%
Media & Entertainment 1.5%
Consumer Discretionary
Distribution & Retail 1.3%
Transportation 1.0%
Automobiles & Components 0.9%
Real Estate Management &
Development 0.8%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Permian Resources Corp 2.3%
Northern Oil & Gas Inc 1.9%
Piper Sandler Cos 1.9%
Stifel Financial Corp 1.8%
Knife River Corp 1.7%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2024.
The beginning of the period is November 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,186.40 $ 1,181.80 $ 1,187.50 $ 1,187.20
Expenses Incurred During the Period $ 5.22 $ 9.28 $ 3.37 $ 3.86
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.07 $ 1,016.34 $ 1,021.77 $ 1,021.31
Expenses Incurred During the Period $ 4.82 $ 8.57 $ 3.12 $ 3.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.62% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Large Cap Select Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,244.90 $ 1,240.40 $ 1,246.70
Expenses Incurred During the Period $ 5.86 $ 10.03 $ 4.47
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.64 $ 1,015.91 $ 1,020.89
Expenses Incurred During the Period $ 5.27 $ 9.02 $ 4.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Nuveen Mid Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,232.70 $ 1,235.10 $ 1,234.60
Expenses Incurred During the Period $ 6.49 $ 4.61 $ 5.11
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.04 $ 1,020.72 $ 1,020.29
Expenses Incurred During the Period $ 5.87 $ 4.17 $ 4.62
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 0.83% and 0.92% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Mid Cap Value 1 Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,163.40 $ 1,159.20 $ 1,165.60 $ 1,165.00
Expenses Incurred During the Period $ 6.24 $ 10.25 $ 4.15 $ 4.90
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.11 $ 1,015.38 $ 1,021.05 $ 1,020.35
Expenses Incurred During the Period $ 5.82 $ 9.57 $ 3.87 $ 4.57
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.77% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Small Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,235.60 $ 1,237.60 $ 1,237.30
Expenses Incurred During the Period $ 6.78 $ 4.67 $ 5.40
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.78 $ 1,020.70 $ 1,020.02
Expenses Incurred During the Period $ 6.12 $ 4.22 $ 4.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 0.84% and 0.97% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Small Cap Select Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,218.70 $ 1,221.20 $ 1,220.40
Expenses Incurred During the Period $ 6.84 $ 4.80 $ 5.47
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.70 $ 1,020.56 $ 1,019.94
Expenses Incurred During the Period $ 6.22 $ 4.37 $ 4.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.24%, 0.87% and 0.99% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Small Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,170.60 $ 1,166.20 $ 1,172.80 $ 1,172.00
Expenses Incurred During the Period $ 6.53 $ 10.56 $ 4.27 $ 5.18
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,018.86 $ 1,015.13 $ 1,020.95 $ 1,020.10
Expenses Incurred During the Period $ 6.07 $ 9.82 $ 3.97 $ 4.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.21%, 1.96%, 0.79% and 0.96% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Nuveen Dividend Value Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 3,060,996,063
Banks - 4.2%
915,615 Citigroup Inc $ 56,154,668
1,209,841 Wells Fargo & Co 71,767,768
Total Banks 127,922,436
Capital Goods - 14.7%
204,179 AMETEK Inc 35,661,904
269,390 Carrier Global Corp 16,564,791
162,123 Eaton Corp PLC 51,597,266
521,931 Emerson Electric Co 56,253,723
105,022 Hubbell Inc 38,912,752
256,692 ITT Inc 33,200,543
523,310 nVent Electric PLC 37,714,952
91,401 Parker-Hannifin Corp 49,805,319
189,562 Regal Rexnord Corp 30,589,620
101,168 Trane Technologies PLC 32,104,653
42,798 United Rentals Inc 28,588,636
251,887 Westinghouse Air Brake Technologies Corp 40,573,958
Total Capital Goods 451,568,117
Commercial & Professional Services - 0.9%
283,058 Veralto Corp 26,516,873
Total Commercial & Professional Services 26,516,873
Consumer Services - 2.5%
161,604 Darden Restaurants Inc 24,791,670
176,489 (b) Expedia Group Inc 23,760,714
394,147 Wyndham Hotels & Resorts Inc 28,973,746
Total Consumer Services 77,526,130
Energy - 8.5%
607,294 ConocoPhillips 76,288,272
269,105 Diamondback Energy Inc 54,125,088
160,693 Pioneer Natural Resources Co 43,277,839
732,077 Shell PLC, ADR 52,460,638
228,878 Valero Energy Corp 36,590,726
Total Energy 262,742,563
Equity Real Estate Investment Trusts (REITs) - 5.4%
492,512 Crown Castle Inc 46,187,775
192,078 EastGroup Properties Inc 29,841,238
472,280 Prologis Inc 48,196,174
1,453,087 VICI Properties Inc 41,485,634
Total Equity Real Estate Investment Trusts (REITs) 165,710,821
Financial Services - 5.5%
728,750 Charles Schwab Corp/The 53,891,062
628,728 Fidelity National Information Services Inc 42,703,206
273,425 Intercontinental Exchange Inc 35,206,203
139,432 Visa Inc, Class A 37,452,830
Total Financial Services 169,253,301

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Food, Beverage & Tobacco - 5.1%
1,011,097 Kraft Heinz Co/The $ 39,038,455
251,372 PepsiCo Inc 44,218,848
786,521 Philip Morris International Inc 74,672,304
Total Food, Beverage & Tobacco 157,929,607
Health Care Equipment & Services - 8.2%
229,235 Becton Dickinson & Co 53,778,531
750,151 (b) Boston Scientific Corp 53,913,352
214,613 Cigna Group/The 76,625,426
130,957 Elevance Health Inc 69,221,251
Total Health Care Equipment & Services 253,538,560
Insurance - 7.1%
228,791 Allstate Corp/The 38,908,198
753,282 American International Group Inc 56,729,667
90,049 Everest Group Ltd 32,994,854
936,455 Fidelity National Financial Inc 46,354,523
166,488 Willis Towers Watson PLC 41,811,796
Total Insurance 216,799,038
Materials - 2.4%
598,283 DuPont de Nemours Inc 43,375,518
744,044 Newmont Corp 30,237,948
Total Materials 73,613,466
Media & Entertainment - 3.9%
179,532 (b) Alphabet Inc, Class C 29,558,148
70,469 Meta Platforms Inc 30,313,650
542,295 Walt Disney Co/The 60,248,975
Total Media & Entertainment 120,120,773
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
194,694 AbbVie Inc 31,665,032
588,770 Merck & Co Inc 76,080,860
Total Pharmaceuticals, Biotechnology & Life Sciences 107,745,892
Semiconductors & Semiconductor Equipment - 6.0%
118,887 Applied Materials Inc 23,616,902
41,867 Broadcom Inc 54,438,404
38,250 Lam Research Corp 34,211,182
349,507 Micron Technology Inc 39,480,311
241,087 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
33,110,889
Total Semiconductors & Semiconductor Equipment 184,857,688
Software & Services - 6.8%
1,848,557 Gen Digital Inc 37,229,938
116,246 Microsoft Corp 45,258,055
360,694 Oracle Corp 41,028,943
91,951 Roper Technologies Inc 47,029,258
146,671 Salesforce Inc 39,445,699
Total Software & Services 209,991,893
Technology Hardware & Equipment - 3.1%
134,375 Dell Technologies Inc, Class C 16,748,500
2,768,689 Hewlett Packard Enterprise Co 47,067,713
1,138,956 HP Inc 31,993,274
Total Technology Hardware & Equipment 95,809,487

Shares Description (a) Value
Telecommunication Services - 2.3%
4,152,212 AT&T Inc $ 70,130,861
Total Telecommunication Services 70,130,861
Transportation - 1.2%
730,607 Delta Air Lines Inc 36,581,492
Total Transportation 36,581,492
Utilities - 8.2%
805,587 Alliant Energy Corp 40,118,233
327,156 Duke Energy Corp 32,146,348
1,133,770 FirstEnergy Corp 43,468,742
1,119,463 NextEra Energy Inc 74,970,437
842,630 Southern Co/The 61,933,305
Total Utilities 252,637,065
Total Common Stocks
(cost $2,529,365,324) 3,060,996,063
Total Long-Term Investments
(cost $2,529,365,324) 3,060,996,063
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6%
X –
REPURCHASE AGREEMENTS - 0 .6 % X 17,032,983
$ 15,775 (c) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 15,775,000
1,258 (d) Fixed Income Clearing Corporation 1.600% 5/01/24 1,257,983
Total Repurchase Agreements
(cost $17,032,983) 17,032,983
Total Short-Term Investments
(cost $17,032,983) 17,032,983
Total Investments (cost $ 2,546,398,307 ) - 100 .1% 3,078,029,046
Other Assets & Liabilities, Net -   (0.1)% (2,943,737)
Net Assets - 100% $ 3,075,085,309
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $15,777,314 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $16,090,578.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 4/30/24 to be repurchased at $1,258,039 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $1,283,301.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Large Cap Select Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99 .8 % X 44,205,510
Banks - 2.5%
9,339 Citigroup Inc $ 572,761
8,894 Wells Fargo & Co 527,592
Total Banks 1,100,353
Capital Goods - 11.9%
2,530 AMETEK Inc 441,890
10,357 Carrier Global Corp 636,852
1,880 Eaton Corp PLC 598,329
7,220 Emerson Electric Co 778,171
1,169 Hubbell Inc 433,138
5,147 nVent Electric PLC 370,944
1,213 Parker-Hannifin Corp 660,976
1,400 Trane Technologies PLC 444,276
586 United Rentals Inc 391,442
3,198 Westinghouse Air Brake Technologies Corp 515,134
Total Capital Goods 5,271,152
Commercial & Professional Services - 0.8%
3,815 Veralto Corp 357,389
Total Commercial & Professional Services 357,389
Consumer Discretionary Distribution & Retail - 5.1%
12,985 (b) Amazon.com Inc 2,272,375
Total Consumer Discretionary Distribution & Retail 2,272,375
Consumer Services - 1.1%
3,445 (b) Expedia Group Inc 463,800
Total Consumer Services 463,800
Consumer Staples Distribution & Retail - 0.8%
5,060 (b) Performance Food Group Co 343,473
Total Consumer Staples Distribution & Retail 343,473
Energy - 3.9%
5,634 ConocoPhillips 707,743
1,491 Diamondback Energy Inc 299,885
16,123 Permian Resources Corp 270,060
2,936 Valero Energy Corp 469,378
Total Energy 1,747,066
Equity Real Estate Investment Trusts (REITs) - 1.2%
5,005 Prologis Inc 510,760
Total Equity Real Estate Investment Trusts (REITs) 510,760
Financial Services - 9.2%
11,710 Charles Schwab Corp/The 865,954
1,347 (b) Corpay Inc 406,983
6,567 Fidelity National Information Services Inc 446,031
5,521 (b) Fiserv Inc 842,891
3,782 Intercontinental Exchange Inc 486,970
2,231 Mastercard Inc, Class A 1,006,627
Total Financial Services 4,055,456

Shares Description (a) Value
Food, Beverage & Tobacco - 3.2%
3,886 PepsiCo Inc $ 683,586
7,851 Philip Morris International Inc 745,374
Total Food, Beverage & Tobacco 1,428,960
Health Care Equipment & Services - 7.2%
3,109 Becton Dickinson & Co 729,371
11,382 (b) Boston Scientific Corp 818,024
2,426 Cigna Group/The 866,179
1,496 Elevance Health Inc 790,756
Total Health Care Equipment & Services 3,204,330
Insurance - 3.4%
6,719 American International Group Inc 506,008
8,911 Fidelity National Financial Inc 441,095
2,680 Marsh & McLennan Cos Inc 534,472
Total Insurance 1,481,575
Materials - 0.8%
5,032 DuPont de Nemours Inc 364,820
Total Materials 364,820
Media & Entertainment - 10.0%
13,900 (b) Alphabet Inc, Class C 2,288,496
3,480 Meta Platforms Inc 1,496,992
5,801 Walt Disney Co/The 644,491
Total Media & Entertainment 4,429,979
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
31,203 (b) Elanco Animal Health Inc 410,632
803 Eli Lilly & Co 627,223
Total Pharmaceuticals, Biotechnology & Life Sciences 1,037,855
Semiconductors & Semiconductor Equipment - 11.6%
2,238 Applied Materials Inc 444,579
808 Broadcom Inc 1,050,618
601 Lam Research Corp 537,540
4,686 Micron Technology Inc 529,331
2,530 NVIDIA Corp 2,185,971
2,804 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
385,101
Total Semiconductors & Semiconductor Equipment 5,133,140
Software & Services - 14.0%
18,965 Gen Digital Inc 381,955
9,116 Microsoft Corp 3,549,132
5,501 Oracle Corp 625,739
814 Roper Technologies Inc 416,329
2,616 Salesforce Inc 703,547
764 (b) ServiceNow Inc 529,704
Total Software & Services 6,206,406
Technology Hardware & Equipment - 4.3%
3,530 Apple Inc 601,265
1,911 Dell Technologies Inc, Class C 238,187
31,751 Hewlett Packard Enterprise Co 539,767
18,253 HP Inc 512,727
Total Technology Hardware & Equipment 1,891,946

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Telecommunication Services - 1.7%
45,059 AT&T Inc $ 761,047
Total Telecommunication Services 761,047
Utilities - 4.8%
5,890 Duke Energy Corp 578,751
12,507 NextEra Energy Inc 837,594
9,895 Southern Co/The 727,283
Total Utilities 2,143,628
Total Common Stocks
(cost $32,112,656) 44,205,510
Total Long-Term Investments
(cost $32,112,656) 44,205,510
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 350,000
$ 350 (c) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 350,000
Total Repurchase Agreements
(cost $350,000) 350,000
Total Short-Term Investments
(cost $350,000) 350,000
Total Investments (cost $ 32,462,656 ) - 100 .6% 44,555,510
Other Assets & Liabilities, Net -   (0.6)% (251,226)
Net Assets - 100% $ 44,304,284
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $350,051 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $357,035.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.8%
X –
COMMON STOCKS - 98 .8 % X 186,450,992
Capital Goods - 13.9%
15,142 (b) AeroVironment Inc $ 2,419,540
11,738 AMETEK Inc 2,050,159
11,302 Applied Industrial Technologies Inc 2,071,092
12,808 (b) Axon Enterprise Inc 4,017,357
57,649 (b) AZEK Co Inc/The 2,631,100
43,737 Donaldson Co Inc 3,157,812
19,438 HEICO Corp, Class A 3,223,792
21,586 (b) MasTec Inc 1,914,462
32,880 nVent Electric PLC 2,369,662
15,035 Woodward Inc 2,441,083
Total Capital Goods 26,296,059
Commercial & Professional Services - 7.4%
38,282 (b) CoStar Group Inc 3,503,951
93,505 GFL Environmental Inc 2,982,810
16,752 Tetra Tech Inc 3,261,949
19,353 Verisk Analytics Inc 4,218,180
Total Commercial & Professional Services 13,966,890
Consumer Discretionary Distribution & Retail - 1.8%
19,134 (b) Burlington Stores Inc 3,442,972
Total Consumer Discretionary Distribution & Retail 3,442,972
Consumer Durables & Apparel - 1.5%
22,144 (b) Crocs Inc 2,754,049
Total Consumer Durables & Apparel 2,754,049
Consumer Services - 8.8%
90,646 (b) DraftKings Inc, Class A 3,767,248
39,387 (b) Planet Fitness Inc 2,356,918
32,161 Red Rock Resorts Inc, Class A 1,708,392
8,458 Wingstop Inc 3,254,554
38,827 Yum! Brands Inc 5,484,314
Total Consumer Services 16,571,426
Energy - 4.3%
22,346 Cheniere Energy Inc 3,526,646
14,531 Diamondback Energy Inc 2,922,620
104,778 Permian Resources Corp 1,755,031
Total Energy 8,204,297
Financial Services - 8.1%
11,903 Ameriprise Financial Inc 4,901,536
36,111 FirstCash Holdings Inc 4,079,821
7,491 MSCI Inc 3,489,233
49,292 (b),(c) Shift4 Payments Inc, Class A 2,852,035
Total Financial Services 15,322,625
Food, Beverage & Tobacco - 1.3%
33,683 (b) Celsius Holdings Inc 2,400,588
Total Food, Beverage & Tobacco 2,400,588

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Health Care Equipment & Services - 9.4%
9,426 (b) Align Technology Inc $ 2,661,714
38,350 (b) Dexcom Inc 4,885,407
17,461 (b) Inspire Medical Systems Inc 4,219,625
8,149 (b) Penumbra Inc 1,601,034
22,011 (b) Veeva Systems Inc, Class A 4,370,504
Total Health Care Equipment & Services 17,738,284
Household & Personal Products - 1.0%
11,608 (b) elf Beauty Inc 1,886,648
Total Household & Personal Products 1,886,648
Insurance - 1.3%
6,501 Everest Group Ltd 2,382,032
Total Insurance 2,382,032
Materials - 2.9%
12,582 Vulcan Materials Co 3,241,501
15,368 Westlake Corp 2,264,628
Total Materials 5,506,129
Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
19,442 (b) BioMarin Pharmaceutical Inc 1,570,136
33,320 Bio-Techne Corp 2,106,157
192,925 (b) Elanco Animal Health Inc 2,538,893
29,179 (b) Immunovant Inc 800,672
13,446 (b) Krystal Biotech Inc 2,058,851
23,561 (b) Natera Inc 2,188,346
10,478 (b) Repligen Corp 1,720,488
14,666 (b) Sarepta Therapeutics Inc 1,857,595
13,529 (b) United Therapeutics Corp 3,170,250
5,051 (b) Viking Therapeutics Inc 401,959
Total Pharmaceuticals, Biotechnology & Life Sciences 18,413,347
Semiconductors & Semiconductor Equipment - 3.9%
47,240 (b) Lattice Semiconductor Corp 3,240,664
6,105 Monolithic Power Systems Inc 4,086,260
Total Semiconductors & Semiconductor Equipment 7,326,924
Software & Services - 21.2%
73,335 (b) Confluent Inc, Class A 2,062,180
20,238 (b) Crowdstrike Holdings Inc, Class A 5,920,424
9,756 (b) CyberArk Software Ltd 2,334,123
35,765 (b) Datadog Inc, Class A 4,488,507
12,957 (b) EPAM Systems Inc 3,048,264
54,597 (b) Five9 Inc 3,143,149
74,679 (b) Klaviyo Inc, Class A 1,672,810
24,872 (b) Okta Inc 2,312,599
23,331 (b) PTC Inc 4,139,853
32,239 (b) Rubrik Inc, Class A 1,032,293
42,005 (b) Sprout Social Inc, Class A 2,119,152
47,001 (b) Trade Desk Inc/The, Class A 3,894,033
8,297 (b) Tyler Technologies Inc 3,829,480
Total Software & Services 39,996,867
Technology Hardware & Equipment - 1.1%
46,970 (b) Ciena Corp 2,171,423
Total Technology Hardware & Equipment 2,171,423

Shares Description (a) Value
Transportation - 1.1%
19,267 (b) XPO Inc $ 2,070,432
Total Transportation 2,070,432
Total Common Stocks
(cost $156,921,163) 186,450,992
Total Long-Term Investments
(cost $156,921,163) 186,450,992
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
298,828 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(e) $ 298,828
Total Investments Purchased with Collateral from Securities Lending
(cost $298,828) 298,828
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0 .7 % X 1,400,000
$ 1,400 (f) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 1,400,000
Total Repurchase Agreements
(cost $1,400,000) 1,400,000
Total Short-Term Investments
(cost $1,400,000) 1,400,000
Total Investments (cost $ 158,619,991 ) - 99 .7% 188,149,820
Other Assets & Liabilities, Net -   0.3% 656,165
Net Assets - 100% $ 188,805,985
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $273,331.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $1,400,205 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $1,428,138.
See Notes to Financial Statements

Nuveen Mid Cap Value 1 Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.9%
X –
COMMON STOCKS - 98 .9 % X 438,610,455
Banks - 3.1%
83,025 East West Bancorp Inc $ 6,184,532
214,223 Fifth Third Bancorp 7,810,571
Total Banks 13,995,103
Capital Goods - 19.7%
20,806 Carlisle Cos Inc 8,077,929
168,418 Carrier Global Corp 10,356,023
64,386 Crane Co 9,014,684
23,470 Hubbell Inc 8,696,104
33,342 L3Harris Technologies Inc 7,136,855
101,782 nVent Electric PLC 7,335,429
60,580 Owens Corning 10,190,162
87,294 PACCAR Inc 9,262,766
18,392 Parker-Hannifin Corp 10,021,985
49,156 WESCO International Inc 7,508,579
Total Capital Goods 87,600,516
Consumer Discretionary Distribution & Retail - 1.2%
33,700 (b) AutoNation Inc 5,430,755
Total Consumer Discretionary Distribution & Retail 5,430,755
Consumer Durables & Apparel - 5.8%
61,681 Brunswick Corp/DE 4,973,956
52,524 DR Horton Inc 7,484,145
35,112 Ralph Lauren Corp 5,745,727
111,519 (b) Skechers USA Inc, Class A 7,365,830
Total Consumer Durables & Apparel 25,569,658
Consumer Services - 2.6%
40,037 Darden Restaurants Inc 6,142,076
119,281 Travel + Leisure Co 5,193,495
Total Consumer Services 11,335,571
Energy - 6.4%
151,657 Baker Hughes Co 4,947,051
46,687 Diamondback Energy Inc 9,390,156
543,236 Permian Resources Corp 9,099,203
124,008 Williams Cos Inc/The 4,756,947
Total Energy 28,193,357
Equity Real Estate Investment Trusts (REITs) - 9.2%
360,097 Apple Hospitality REIT Inc 5,315,032
17,876 AvalonBay Communities Inc 3,388,753
31,855 Digital Realty Trust Inc 4,420,837
121,508 EPR Properties 4,932,010
197,342 Invitation Homes Inc 6,749,096
89,071 Regency Centers Corp 5,274,785
143,758 STAG Industrial Inc 4,943,837
188,122 Weyerhaeuser Co 5,675,641
Total Equity Real Estate Investment Trusts (REITs) 40,699,991

Shares Description (a) Value
Financial Services - 8.9%
13,739 Ameriprise Financial Inc $ 5,657,583
141,664 Jefferies Financial Group Inc 6,100,052
133,488 OneMain Holdings Inc 6,956,060
205,265 Radian Group Inc 6,131,265
73,838 Raymond James Financial Inc 9,008,236
82,343 Voya Financial Inc 5,612,499
Total Financial Services 39,465,695
Food, Beverage & Tobacco - 1.2%
51,190 Bunge Global SA 5,209,094
Total Food, Beverage & Tobacco 5,209,094
Health Care Equipment & Services - 2.5%
14,505 Humana Inc 4,381,815
225,665 (b) Option Care Health Inc 6,745,127
Total Health Care Equipment & Services 11,126,942
Household & Personal Products - 1.1%
410,716 (b) Coty Inc, Class A 4,698,591
Total Household & Personal Products 4,698,591
Insurance - 5.8%
100,593 (b) Arch Capital Group Ltd 9,409,469
18,245 Everest Group Ltd 6,685,151
50,583 Reinsurance Group of America Inc 9,458,515
Total Insurance 25,553,135
Materials - 6.4%
119,133 DuPont de Nemours Inc 8,637,143
25,659 Nucor Corp 4,324,311
26,028 Reliance Inc 7,410,692
54,010 Westlake Corp 7,958,914
Total Materials 28,331,060
Media & Entertainment - 1.2%
36,715 (b) Take-Two Interactive Software Inc 5,243,269
Total Media & Entertainment 5,243,269
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
36,515 (b) BioMarin Pharmaceutical Inc 2,948,951
335,410 (b) Elanco Animal Health Inc 4,413,996
147,971 (b) Exelixis Inc 3,471,400
43,526 (b) Jazz Pharmaceuticals PLC 4,820,504
26,972 (b) United Therapeutics Corp 6,320,349
Total Pharmaceuticals, Biotechnology & Life Sciences 21,975,200
Semiconductors & Semiconductor Equipment - 2.2%
108,434 Marvell Technology Inc 7,146,885
98,887 (b),(c) Wolfspeed Inc 2,672,916
Total Semiconductors & Semiconductor Equipment 9,819,801
Software & Services - 3.2%
29,345 (b) Check Point Software Technologies Ltd 4,384,730
10,081 Roper Technologies Inc 5,156,028
26,608 (b) VeriSign Inc 4,509,524
Total Software & Services 14,050,282

Nuveen Mid Cap Value 1 Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Technology Hardware & Equipment - 5.6%
158,229 (b) Ciena Corp $ 7,314,927
82,945 Crane NXT Co 5,043,885
275,673 Hewlett Packard Enterprise Co 4,686,441
66,869 TD SYNNEX Corp 7,879,843
Total Technology Hardware & Equipment 24,925,096
Transportation - 1.5%
52,033 TFI International Inc 6,779,380
Total Transportation 6,779,380
Utilities - 6.4%
127,374 Alliant Energy Corp 6,343,225
48,101 Ameren Corp 3,553,221
71,948 American Electric Power Co Inc 6,189,686
92,165 CMS Energy Corp 5,586,121
180,900 FirstEnergy Corp 6,935,706
Total Utilities 28,607,959
Total Common Stocks
(cost $331,412,557) 438,610,455
Total Long-Term Investments
(cost $331,412,557) 438,610,455
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
134,670 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(e) $ 134,670
Total Investments Purchased with Collateral from Securities Lending
(cost $134,670) 134,670
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.2%
X –
REPURCHASE AGREEMENTS - 1 .2 % X 5,321,189
$ 5,100 (f) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 5,100,000
221 (g) Fixed Income Clearing Corporation 1.600% 5/01/24 221,189
Total Repurchase Agreements
(cost $5,321,189) 5,321,189
Total Short-Term Investments
(cost $5,321,189) 5,321,189
Total Investments (cost $ 336,868,416 ) - 100 .1% 444,066,314
Other Assets & Liabilities, Net -   (0.1)% (427,382)
Net Assets - 100% $ 443,638,932
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $127,041.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $5,100,748 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $5,202,001.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 4/30/24 to be repurchased at $221,199 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $225,736.

REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.2%
X –
COMMON STOCKS - 99 .2 % X 214,646,270
Automobiles & Components - 1.2%
51,113 (b) Gentherm Inc $ 2,584,784
Total Automobiles & Components 2,584,784
Banks - 2.1%
42,919 Ameris Bancorp 2,037,794
33,316 Preferred Bank/Los Angeles CA 2,521,688
Total Banks 4,559,482
Capital Goods - 15.1%
41,926 AAON Inc 3,944,817
23,053 (b) AeroVironment Inc 3,683,639
19,418 Applied Industrial Technologies Inc 3,558,348
141,059 (b) Array Technologies Inc 1,740,668
23,324 Atkore Inc 4,088,697
68,800 (b) AZEK Co Inc/The 3,140,032
19,678 (b) Chart Industries Inc 2,834,813
30,948 ESCO Technologies Inc 3,139,675
162,410 (b) Kratos Defense & Security Solutions Inc 2,894,146
30,871 (b) SPX Technologies Inc 3,760,397
Total Capital Goods 32,785,232
Commercial & Professional Services - 5.7%
40,637 (b) Casella Waste Systems Inc, Class A 3,673,585
79,481 (b) ExlService Holdings Inc 2,304,949
42,063 Maximus Inc 3,376,818
15,214 Tetra Tech Inc 2,962,470
Total Commercial & Professional Services 12,317,822
Consumer Discretionary Distribution & Retail - 3.5%
48,773 Academy Sports & Outdoors Inc 2,843,466
35,071 (b) Ollie's Bargain Outlet Holdings Inc 2,565,093
133,053 (b) Savers Value Village Inc 2,198,035
Total Consumer Discretionary Distribution & Retail 7,606,594
Consumer Durables & Apparel - 1.1%
56,760 Steven Madden Ltd 2,293,672
Total Consumer Durables & Apparel 2,293,672
Consumer Services - 4.6%
206,881 (b) Everi Holdings Inc 1,690,218
40,676 (b) Planet Fitness Inc 2,434,052
48,448 Red Rock Resorts Inc, Class A 2,573,558
8,469 Wingstop Inc 3,258,786
Total Consumer Services 9,956,614
Energy - 5.1%
52,226 Matador Resources Co 3,253,680
84,925 Northern Oil & Gas Inc 3,464,091
260,455 Permian Resources Corp 4,362,621
Total Energy 11,080,392

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 2.2%
22,445 EastGroup Properties Inc $ 3,487,054
215,433 Summit Hotel Properties Inc 1,294,753
Total Equity Real Estate Investment Trusts (REITs) 4,781,807
Financial Services - 4.0%
21,948 Evercore Inc, Class A 3,983,562
23,954 FirstCash Holdings Inc 2,706,323
32,797 (b) Shift4 Payments Inc, Class A 1,897,634
Total Financial Services 8,587,519
Health Care Equipment & Services - 15.8%
34,647 (b) Addus HomeCare Corp 3,331,309
240,008 (b) Alphatec Holdings Inc 3,028,901
76,286 (b) AtriCure Inc 1,840,018
15,158 (b) Axonics Inc 1,009,068
37,639 Encompass Health Corp 3,138,340
30,306 Ensign Group Inc/The 3,587,018
39,411 (b),(c) Establishment Labs Holdings Inc 1,970,944
79,107 (b) Evolent Health Inc, Class A 2,194,428
26,004 (b) Glaukos Corp 2,496,384
50,085 (b) HealthEquity Inc 3,952,208
48,682 (b) Lantheus Holdings Inc 3,239,300
81,201 (b) Progyny Inc 2,603,304
130,663 (b) SI-BONE Inc 1,863,255
Total Health Care Equipment & Services 34,254,477
Household & Personal Products - 2.5%
49,183 (b) BellRing Brands Inc 2,713,426
17,072 (b) elf Beauty Inc 2,774,712
Total Household & Personal Products 5,488,138
Insurance - 1.6%
44,504 (b) Palomar Holdings Inc 3,501,130
Total Insurance 3,501,130
Materials - 2.2%
46,262 Silgan Holdings Inc 2,158,585
67,022 (b) Summit Materials Inc, Class A 2,607,156
Total Materials 4,765,741
Media & Entertainment - 1.9%
184,324 (b) Integral Ad Science Holding Corp 1,767,667
271,143 (b) Magnite Inc 2,394,193
591,081 (b),(d) Videopropulsion Inc 5,911
Total Media & Entertainment 4,167,771
Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
18,397 (b) Biohaven Ltd 713,804
31,872 (b) Crinetics Pharmaceuticals Inc 1,396,631
20,974 (b) Cytokinetics Inc 1,286,126
67,730 (b) Halozyme Therapeutics Inc 2,580,513
44,132 (b) Immunovant Inc 1,210,982
11,083 (b) Krystal Biotech Inc 1,697,029
5,519 (b) Madrigal Pharmaceuticals Inc 1,125,986
68,531 (b) Pacira BioSciences Inc 1,798,939
24,482 (b) Viking Therapeutics Inc 1,948,277
Total Pharmaceuticals, Biotechnology & Life Sciences 13,758,287

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 5.3%
24,906 (b) Onto Innovation Inc $ 4,619,814
89,354 (b) Semtech Corp 3,361,497
27,844 (b) Silicon Laboratories Inc 3,382,768
Total Semiconductors & Semiconductor Equipment 11,364,079
Software & Services - 14.1%
55,806 (b) Braze Inc, Class A 2,338,271
34,483 (b) CommVault Systems Inc 3,533,473
5,717 (b) CyberArk Software Ltd 1,367,792
69,173 (b) Envestnet Inc 4,293,568
125,732 (b) Freshworks Inc, Class A 2,244,316
131,847 (b) Grid Dynamics Holdings Inc 1,288,145
150,058 (b) PowerSchool Holdings Inc, Class A 2,599,005
79,773 (b) Q2 Holdings Inc 4,099,534
36,479 (b) Rubrik Inc, Class A 1,168,058
45,748 (b) Sprout Social Inc, Class A 2,307,987
71,180 (b) Varonis Systems Inc 3,114,125
28,527 (b) Workiva Inc 2,247,928
Total Software & Services 30,602,202
Technology Hardware & Equipment - 4.1%
279,374 (b) Evolv Technologies Holdings Inc 1,092,352
8,956 (b) Super Micro Computer Inc 7,691,413
Total Technology Hardware & Equipment 8,783,765
Transportation - 0.7%
3,545 (b) Saia Inc 1,406,762
Total Transportation 1,406,762
Total Common Stocks
(cost $174,409,986) 214,646,270
Total Long-Term Investments
(cost $174,409,986) 214,646,270
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
56,573 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(f) $ 56,573
Total Investments Purchased with Collateral from Securities Lending
(cost $56,573) 56,573
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 1,650,000
$ 1,650 (g) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 1,650,000
Total Repurchase Agreements
(cost $1,650,000) 1,650,000
Total Short-Term Investments
(cost $1,650,000) 1,650,000
Total Investments (cost $ 176,116,559 ) - 100 .0% 216,352,843
Other Assets & Liabilities, Net -   0.0% 88,530
Net Assets - 100% $ 216,441,373
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $50,010.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $1,650,242 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $1,683,023.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Select Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 98 .0 % X 106,756,594
Automobiles & Components - 2.4%
48,209 (b) Atmus Filtration Technologies Inc $ 1,460,251
94,713 Dana Inc 1,177,282
Total Automobiles & Components 2,637,533
Banks - 7.4%
27,940 Banner Corp 1,219,022
66,774 Home BancShares Inc/AR 1,581,208
16,971 Preferred Bank/Los Angeles CA 1,284,535
21,332 SouthState Corp 1,614,833
24,564 Wintrust Financial Corp 2,373,865
Total Banks 8,073,463
Capital Goods - 13.3%
8,247 (b) AeroVironment Inc 1,317,788
8,379 Applied Industrial Technologies Inc 1,535,452
18,363 Arcosa Inc 1,395,955
71,490 (b) Array Technologies Inc 882,187
5,325 Comfort Systems USA Inc 1,647,608
9,610 Enpro Inc 1,442,749
14,946 ESCO Technologies Inc 1,516,272
163,119 (b) Hillman Solutions Corp 1,559,418
73,535 (b) Kratos Defense & Security Solutions Inc 1,310,394
15,345 (b) SPX Technologies Inc 1,869,174
Total Capital Goods 14,476,997
Commercial & Professional Services - 3.9%
16,724 (b) ASGN Inc 1,613,030
18,964 Maximus Inc 1,522,430
25,622 (b) WNS Holdings Ltd 1,073,818
Total Commercial & Professional Services 4,209,278
Consumer Discretionary Distribution & Retail - 3.2%
27,061 Academy Sports & Outdoors Inc 1,577,656
62,003 (b),(c) Savers Value Village Inc 1,024,290
8,911 Signet Jewelers Ltd 873,545
Total Consumer Discretionary Distribution & Retail 3,475,491
Consumer Durables & Apparel - 2.4%
33,445 Steven Madden Ltd 1,351,512
78,835 (b) Topgolf Callaway Brands Corp 1,262,937
Total Consumer Durables & Apparel 2,614,449
Consumer Services - 1.7%
16,395 Boyd Gaming Corp 877,296
117,591 (b) Everi Holdings Inc 960,719
Total Consumer Services 1,838,015
Energy - 7.0%
91,523 (b) Diamond Offshore Drilling Inc 1,120,241
28,240 Matador Resources Co 1,759,352
55,525 Northern Oil & Gas Inc 2,264,865
150,751 Permian Resources Corp 2,525,079
Total Energy 7,669,537

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 3.4%
9,259 EastGroup Properties Inc $ 1,438,478
43,236 STAG Industrial Inc 1,486,886
129,152 Summit Hotel Properties Inc 776,204
Total Equity Real Estate Investment Trusts (REITs) 3,701,568
Financial Services - 6.5%
12,259 Evercore Inc, Class A 2,225,008
16,940 FirstCash Holdings Inc 1,913,881
95,524 Ladder Capital Corp 1,024,973
9,992 Piper Sandler Cos 1,956,334
Total Financial Services 7,120,196
Food, Beverage & Tobacco - 1.7%
99,810 Primo Water Corp 1,883,415
Total Food, Beverage & Tobacco 1,883,415
Health Care Equipment & Services - 10.4%
32,928 (b) AtriCure Inc 794,223
19,194 Encompass Health Corp 1,600,396
15,164 (b) Establishment Labs Holdings Inc 758,352
10,373 (b) Glaukos Corp 995,808
22,896 (b) HealthEquity Inc 1,806,723
50,531 (b) Option Care Health Inc 1,510,372
30,966 (b) Progyny Inc 992,770
39,099 Select Medical Holdings Corp 1,109,239
52,041 (b) SI-BONE Inc 742,105
39,354 (b) Tactile Systems Technology Inc 541,904
4,525 (b) Tenet Healthcare Corp 508,112
Total Health Care Equipment & Services 11,360,004
Household & Personal Products - 1.0%
19,772 (b) BellRing Brands Inc 1,090,821
Total Household & Personal Products 1,090,821
Insurance - 0.8%
4,005 Primerica Inc 848,499
Total Insurance 848,499
Materials - 3.7%
29,121 Avient Corp 1,235,313
31,447 Silgan Holdings Inc 1,467,317
34,328 (b) Summit Materials Inc, Class A 1,335,359
Total Materials 4,037,989
Media & Entertainment - 1.8%
113,351 (b) Magnite Inc 1,000,889
19,997 (b) Ziff Davis Inc 1,002,050
Total Media & Entertainment 2,002,939
Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
6,071 (b) Biohaven Ltd 235,555
14,621 (b) Crinetics Pharmaceuticals Inc 640,692
6,591 (b) Cytokinetics Inc 404,160
21,744 (b) Halozyme Therapeutics Inc 828,447
19,827 (b) Immunovant Inc 544,053
4,933 (b) Krystal Biotech Inc 755,341
2,051 (b) Madrigal Pharmaceuticals Inc 418,445
24,397 (b) Myriad Genetics Inc 477,449
26,164 (b) Pacira BioSciences Inc 686,805

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
7,736 (b) Viking Therapeutics Inc $ 615,631
Total Pharmaceuticals, Biotechnology & Life Sciences 5,606,578
Semiconductors & Semiconductor Equipment - 6.1%
41,648 (b) Ichor Holdings Ltd 1,615,110
9,745 (b) Onto Innovation Inc 1,807,600
50,991 (b) Semtech Corp 1,918,281
10,380 (b) Silicon Laboratories Inc 1,261,066
Total Semiconductors & Semiconductor Equipment 6,602,057
Software & Services - 9.0%
16,360 (b) CommVault Systems Inc 1,676,409
15,153 (b) Envestnet Inc 940,547
58,885 (b) Freshworks Inc, Class A 1,051,097
48,387 (b) Grid Dynamics Holdings Inc 472,741
60,990 (b) PowerSchool Holdings Inc, Class A 1,056,347
35,625 (b) Q2 Holdings Inc 1,830,769
18,517 (b) Rubrik Inc, Class A 592,914
22,736 (b) Sprout Social Inc, Class A 1,147,031
13,461 (b) Workiva Inc 1,060,727
Total Software & Services 9,828,582
Technology Hardware & Equipment - 2.5%
2,045 (b) Super Micro Computer Inc 1,756,246
66,627 (b) TTM Technologies Inc 994,741
Total Technology Hardware & Equipment 2,750,987
Transportation - 2.3%
9,450 ArcBest Corp 1,048,100
13,062 (b) Kirby Corp 1,425,456
Total Transportation 2,473,556
Utilities - 2.3%
26,469 Black Hills Corp 1,453,148
16,208 Spire Inc 1,001,492
Total Utilities 2,454,640
Total Common Stocks
(cost $83,685,842) 106,756,594
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .3 % X 1,447,594
17,107 (c)
SPDR S&P Biotech ETF
$ 1,447,594
Total Exchange-Traded Funds
(cost $1,367,795) 1,447,594
Total Long-Term Investments
(cost $85,053,637) 108,204,188
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
1,559,980 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(e) $ 1,559,980
Total Investments Purchased with Collateral from Securities Lending
(cost $1,559,980) 1,559,980

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.4%
X –
REPURCHASE AGREEMENTS - 0 .4 % X 450,000
$ 450 (f) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 450,000
Total Repurchase Agreements
(cost $450,000) 450,000
Total Short-Term Investments
(cost $450,000) 450,000
Total Investments (cost $ 87,063,617 ) - 101 .1% 110,214,168
Other Assets & Liabilities, Net -   (1.1)% (1,216,340)
Net Assets - 100% $ 108,997,828
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,502,589.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $450,066 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $459,184.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Small Cap Value Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99 .7 % X 397,344,873
Automobiles & Components - 0.9%
287,634 Dana Inc $ 3,575,291
Total Automobiles & Components 3,575,291
Banks - 14.6%
128,291 Ameris Bancorp 6,091,257
137,713 Banner Corp 6,008,418
138,452 Cathay General Bancorp 4,768,287
236,312 ConnectOne Bancorp Inc 4,232,348
174,198 First Interstate BancSystem Inc, Class A 4,651,087
184,606 First Merchants Corp 6,169,533
141,149 Heartland Financial USA Inc 5,943,784
287,980 OceanFirst Financial Corp 4,250,585
60,743 Pinnacle Financial Partners Inc 4,658,988
82,415 Preferred Bank/Los Angeles CA 6,237,991
54,230 Wintrust Financial Corp 5,240,787
Total Banks 58,253,065
Capital Goods - 8.6%
15,589 ESCO Technologies Inc 1,581,504
135,641 Hillenbrand Inc 6,472,789
596,185 (b) Hillman Solutions Corp 5,699,529
53,449 nVent Electric PLC 3,852,069
66,175 (b) Parsons Corp 5,195,399
303,293 (b) Resideo Technologies Inc 5,923,312
35,659 WESCO International Inc 5,446,912
Total Capital Goods 34,171,514
Commercial & Professional Services - 4.7%
241,062 Deluxe Corp 4,760,974
106,337 Korn Ferry 6,456,783
57,236 Maximus Inc 4,594,906
71,165 (b) WNS Holdings Ltd 2,982,525
Total Commercial & Professional Services 18,795,188
Consumer Discretionary Distribution & Retail - 1.3%
17,450 Group 1 Automotive Inc 5,130,649
Total Consumer Discretionary Distribution & Retail 5,130,649
Consumer Durables & Apparel - 5.3%
24,696 Brunswick Corp/DE 1,991,485
172,011 La-Z-Boy Inc 5,648,841
35,044 (b) M/I Homes Inc 4,072,814
119,431 Steven Madden Ltd 4,826,207
292,820 (b) Topgolf Callaway Brands Corp 4,690,976
Total Consumer Durables & Apparel 21,230,323
Consumer Services - 2.8%
71,920 Dine Brands Global Inc 3,171,672
32,953 Marriott Vacations Worldwide Corp 3,167,113
71,300 (b) Stride Inc 4,759,275
Total Consumer Services 11,098,060

Shares Description (a) Value
Energy - 10.0%
194,997 ChampionX Corp $ 6,546,049
141,668 (b) CNX Resources Corp 3,332,031
345,579 (b) Diamond Offshore Drilling Inc 4,229,887
235,206 Magnolia Oil & Gas Corp, Class A 5,896,615
188,498 Northern Oil & Gas Inc 7,688,833
542,209 Permian Resources Corp 9,082,001
343,590 (b) ProPetro Holding Corp 2,996,105
Total Energy 39,771,521
Equity Real Estate Investment Trusts (REITs) - 7.3%
273,766 Apple Hospitality REIT Inc 4,040,786
66,594 Centerspace 4,478,447
87,938 EPR Properties 3,569,404
142,932 Getty Realty Corp 3,873,457
445,640 Global Medical REIT Inc 3,614,140
599,884 LXP Industrial Trust 5,009,031
133,966 STAG Industrial Inc 4,607,091
Total Equity Real Estate Investment Trusts (REITs) 29,192,356
Financial Services - 8.0%
549,296 Ladder Capital Corp 5,893,946
99,190 OneMain Holdings Inc 5,168,791
38,904 Piper Sandler Cos 7,617,014
208,236 Radian Group Inc 6,220,009
88,205 Stifel Financial Corp 7,049,344
Total Financial Services 31,949,104
Food, Beverage & Tobacco - 1.7%
359,844 Primo Water Corp 6,790,256
Total Food, Beverage & Tobacco 6,790,256
Health Care Equipment & Services - 4.6%
57,060 (b) Acadia Healthcare Co Inc 4,219,016
54,558 Encompass Health Corp 4,549,046
68,867 (b) Enovis Corp 3,803,525
193,839 (b) Option Care Health Inc 5,793,848
Total Health Care Equipment & Services 18,365,435
Insurance - 3.8%
244,994 (b) Hamilton Insurance Group Ltd, Class B 3,327,018
27,158 Primerica Inc 5,753,694
95,494 Stewart Information Services Corp 5,921,583
Total Insurance 15,002,295
Materials - 6.8%
78,458 Avient Corp 3,328,188
104,315 Commercial Metals Co 5,605,888
591,119 (b) Ecovyst Inc 5,574,252
87,448 (b) Knife River Corp 6,837,559
80,868 Minerals Technologies Inc 5,894,469
Total Materials 27,240,356
Media & Entertainment - 1.5%
363,011 (b) Magnite Inc 3,205,387
52,550 (b) Ziff Davis Inc 2,633,281
Total Media & Entertainment 5,838,668

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
115,743 (b) Alkermes PLC $ 2,840,333
234,389 (b) Exelixis Inc 5,498,766
19,124 (b) Krystal Biotech Inc 2,928,267
Total Pharmaceuticals, Biotechnology & Life Sciences 11,267,366
Real Estate Management & Development - 0.8%
370,927 Kennedy-Wilson Holdings Inc 3,186,263
Total Real Estate Management & Development 3,186,263
Semiconductors & Semiconductor Equipment - 1.6%
118,137 (b) MaxLinear Inc 2,456,068
111,396 (b) Veeco Instruments Inc 3,936,735
Total Semiconductors & Semiconductor Equipment 6,392,803
Software & Services - 3.2%
42,134 (b) CommVault Systems Inc 4,317,471
109,701 (b) Q2 Holdings Inc 5,637,535
94,876 (b) Verint Systems Inc 2,872,845
Total Software & Services 12,827,851
Technology Hardware & Equipment - 4.0%
73,491 Crane NXT Co 4,468,988
470,286 (b) Harmonic Inc 5,050,871
34,294 (b) Plexus Corp 3,464,037
297,647 (b) Stratasys Ltd 2,893,129
Total Technology Hardware & Equipment 15,877,025
Transportation - 1.0%
197,788 Schneider National Inc, Class B 4,090,256
Total Transportation 4,090,256
Utilities - 4.4%
93,251 Black Hills Corp 5,119,480
45,519 ONE Gas Inc 2,936,886
60,448 Otter Tail Corp 5,159,841
66,079 Spire Inc 4,083,021
Total Utilities 17,299,228
Total Common Stocks
(cost $328,521,407) 397,344,873
Total Long-Term Investments
(cost $328,521,407) 397,344,873
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.7%
X –
REPURCHASE AGREEMENTS - 0 .7 % X 2,850,000
$ 2,850 (c) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 2,850,000
Total Repurchase Agreements
(cost $2,850,000) 2,850,000
Total Short-Term Investments
(cost $2,850,000) 2,850,000
Total Investments (cost $ 331,371,407 ) - 100 .4% 400,194,873
Other Assets & Liabilities, Net -   (0.4)% (1,549,093)
Net Assets - 100% $ 398,645,780

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $2,850,418 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $2,907,058.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2024 (Unaudited) Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
Small Cap
Growth
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 3,060,996,063 $ 44,205,510 $ 186,450,992 $ 438,610,455 $ 214,646,270
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – 298,828 134,670 56,573
Short-term investments, at value
◊
17,032,983 350,000 1,400,000 5,321,189 1,650,000
Cash – 23,639 73,711 – 96,834
Receivables:
Dividends 2,280,863 16,027 7,912 220,600 –
Interest 2,370 51 205 758 242
Investments sold 41,125,726 468,324 2,326,207 – 1,070,846
Reclaims 39,200 – – – –
Reimbursement from Adviser 246,262 10,880 20,917 43,568 31,994
Shares sold 4,050,508 67,232 40,002 358,616 81,403
Other 223,170 20,552 55,084 37,694 22,485
Total assets 3,125,997,145 45,162,215 190,673,858 444,727,550 217,656,647
LIABILITIES
Payables:
Management fees 1,594,871 25,763 127,719 284,531 147,716
Collateral from securities lending – – 298,828 134,670 56,573
Interest 265 3 17 39 16
Investments purchased - regular settlement 48,042,946 721,802 1,149,154 – 313,451
Shares redeemed 482,057 72,707 124,753 254,340 513,657
Accrued expenses:
Custodian fees 181,350 16,939 26,625 41,653 29,906
Directors fees 219,246 874 35,565 17,014 6,123
Professional fees 37,530 5,192 4,041 9,345 8,057
Shareholder reporting expenses 42,567 2,781 10,897 37,349 44,110
Shareholder servicing agent fees 224,247 4,393 60,491 292,816 86,674
12b-1 distribution and service fees 86,757 7,477 29,783 16,861 8,991
Total liabilities 50,911,836 857,931 1,867,873 1,088,618 1,215,274
Net assets $ 3,075,085,309 $ 44,304,284 $ 188,805,985 $ 443,638,932 $ 216,441,373
NET ASSETS CONSIST OF:
Paid-in capital $ 2,482,412,216 $ 30,345,943 $ 177,641,845 $ 324,903,050 $ 197,896,339
Total distributable earnings (loss) 592,673,093 13,958,341 11,164,140 118,735,882 18,545,034
Net assets $ 3,075,085,309 $ 44,304,284 $ 188,805,985 $ 443,638,932 $ 216,441,373
†
Long-term investments, cost $ 2,529,365,324 $ 32,112,656 $ 156,921,163 $ 331,412,557 $ 174,409,986
◊
Short-term investments, cost $ 17,032,983 $ 350,000 $ 1,400,000 $ 5,321,189 $ 1,650,000
‡ Includes securities loaned of $ — $ — $ 273,331 $ 127,041 $ 50,010

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

April 30, 2024 (Unaudited) Small Cap Select Small Cap Value
ASSETS
Long-term investments, at value
†‡
$ 108,204,188 $ 397,344,873
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,559,980 –
Short-term investments, at value
◊
450,000 2,850,000
Cash 48,796 142,790
Receivables:
Dividends 21,328 139,744
Interest 66 418
Investments sold 245,869 1,925,087
Reclaims – 2,724
Reimbursement from Adviser 19,449 59,555
Shares sold 219,024 222,522
Other 29,989 68,271
Total assets 110,798,689 402,755,984
LIABILITIES
Payables:
Management fees 78,235 268,549
Collateral from securities lending 1,559,980 –
Interest 9 41
Investments purchased - regular settlement – 2,886,524
Shares redeemed 51,947 602,208
Accrued expenses:
Custodian fees 23,426 46,306
Directors fees 10,479 36,475
Professional fees 6,894 9,583
Shareholder reporting expenses 10,323 55,052
Shareholder servicing agent fees 48,011 162,665
12b-1 distribution and service fees 11,557 31,531
Other — 11,270
Total liabilities 1,800,861 4,110,204
Net assets $ 108,997,828 $ 398,645,780
NET ASSETS CONSIST OF:
Paid-in capital $ 84,891,713 $ 516,078,113
Total distributable earnings (loss) 24,106,115 (117,432,333)
Net assets $ 108,997,828 $ 398,645,780
†
Long-term investments, cost $ 85,053,637 $ 328,521,407
◊
Short-term investments, cost $ 450,000 $ 2,850,000
‡ Includes securities loaned of $ 1,502,589 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
Small Cap
Growth
Opportunities
CLASS A:
Net assets $ 381,968,550 $ 30,345,248 $ 139,980,739 $ 63,478,768 $ 42,173,792
Shares outstanding 26,406,179 774,405 5,833,151 1,200,886 1,799,193
Net asset value ("NAV") per share $ 14.47 $ 39.19 $ 24.00 $ 52.86 $ 23.44
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 15.35 $ 41.58 $ 25.46 $ 56.08 $ 24.87
CLASS C:
Net assets $ 8,732,918 $ 1,453,243 $ — $ 4,096,144 $ —
Shares outstanding 619,415 41,903 — 83,911 —
NAV and offering price per share $ 14.10 $ 34.68 $ — $ 48.82 $ —
CLASS R6:
Net assets $ 2,396,269,641 $ — $ 2,979,062 $ 39,889,359 $ 2,186,803
Shares outstanding 161,212,189 — 78,651 747,089 69,610
NAV and offering price per share $ 14.86 $ — $ 37.88 $ 53.39 $ 31.42
CLASS I:
Net assets $ 288,114,200 $ 12,505,793 $ 45,846,184 $ 336,174,661 $ 172,080,778
Shares outstanding 19,580,620 314,795 1,242,897 6,318,890 5,565,461
NAV and offering price per share $ 14.71 $ 39.73 $ 36.89 $ 53.20 $ 30.92
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Small Cap Select Small Cap Value
CLASS A:
Net assets $ 54,704,718 $ 94,880,545
Shares outstanding 5,740,064 3,419,659
Net asset value ("NAV") per share $ 9.53 $ 27.75
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 10.11 $ 29.44
CLASS C:
Net assets $ — $ 13,735,310
Shares outstanding — 595,212
NAV and offering price per share $ — $ 23.08
CLASS R6:
Net assets $ 4,726,285 $ 136,829,074
Shares outstanding 342,587 4,720,272
NAV and offering price per share $ 13.80 $ 28.99
CLASS I:
Net assets $ 49,566,825 $ 153,200,851
Shares outstanding 3,610,998 5,318,050
NAV and offering price per share $ 13.73 $ 28.81
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited) Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value 1
INVESTMENT INCOME
Dividends $ 34,769,428 $ 283,331 $ 473,354 $ 4,158,215
Interest 266,696 4,880 40,533 86,988
Securities lending income, net — — 5,530 49
Other income 1,447,934 15,706 38,213 78,846
Tax withheld (59,548) (613) (379) (6,682)
Total investment income 36,424,510 303,304 557,251 4,317,416
EXPENSES
– – – –
Management fees 9,530,097 146,446 763,676 1,702,485
12b-1 service fees - Class A 466,117 35,602 177,940 80,135
12b-1 distribution and service fees - Class C 43,768 6,924 — 22,830
Shareholder servicing agent fees - Class A 181,441 7,053 88,806 47,503
Shareholder servicing agent fees - Class C 4,261 342 — 3,388
Shareholder servicing agent fees - Class R6 67,275 — 574 1,385
Shareholder servicing agent fees - Class I 140,117 2,971 29,119 249,615
Interest expense 7,357 21 — 233
Directors fees 52,366 725 3,338 7,589
Custodian expenses 90,363 8,807 14,680 22,828
Registration fees 36,328 26,851 27,448 34,884
Professional fees 81,657 12,569 13,004 20,056
Shareholder reporting expenses 91,123 8,438 34,924 91,020
Other 161,436 6,371 17,032 29,639
Total expenses before fee waiver/expense reimbursement 10,953,706 263,120 1,170,541 2,313,590
Fee waiver/expense reimbursement (609,535) (53,241) (110,789) (237,263)
Net expenses 10,344,171 209,879 1,059,752 2,076,327
Net investment income (loss) 26,080,339 93,425 (502,501) 2,241,089
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 96,092,667 2,187,495 11,734,971 10,751,635
Net realized gain (loss) 96,092,667 2,187,495 11,734,971 10,751,635
Change in unrealized appreciation (depreciation) on:
Investments 397,138,660 6,452,319 27,420,476 53,216,040
Net change in unrealized appreciation (depreciation) 397,138,660 6,452,319 27,420,476 53,216,040
Net realized and unrealized gain (loss) 493,231,327 8,639,814 39,155,447 63,967,675
Net increase (decrease) in net assets from operations $ 519,311,666 $ 8,733,239 $ 38,652,946 $ 66,208,764

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited)
Small Cap Growth
Opportunities Small Cap Select Small Cap Value
INVESTMENT INCOME
Dividends $ 516,839 $ 603,725 $ 3,966,514
Interest 50,734 20,584 76,289
Securities lending income, net 1,344 52,961 508
Other income 66,979 37,588 99,934
Tax withheld — (2,737) (10,146)
Total investment income 635,896 712,121 4,133,099
EXPENSES
– – –
Management fees 864,800 458,410 1,796,511
12b-1 service fees - Class A 53,189 67,980 120,329
12b-1 distribution and service fees - Class C — — 74,769
Shareholder servicing agent fees - Class A 31,609 43,067 87,789
Shareholder servicing agent fees - Class C — — 13,652
Shareholder servicing agent fees - Class R6 88 807 7,469
Shareholder servicing agent fees - Class I 122,309 38,618 180,016
Interest expense 16 28 38
Directors fees 3,626 1,881 7,443
Custodian expenses 20,543 12,207 23,632
Registration fees 29,002 27,442 36,232
Professional fees 14,167 11,238 22,662
Shareholder reporting expenses 88,930 26,317 106,712
Other 22,905 11,723 38,356
Total expenses before fee waiver/expense reimbursement 1,251,184 699,718 2,515,610
Fee waiver/expense reimbursement (182,974) (100,762) (299,102)
Net expenses 1,068,210 598,956 2,216,508
Net investment income (loss) (432,314) 113,165 1,916,591
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 6,067,649 6,181,480 20,370,582
Net realized gain (loss) 6,067,649 6,181,480 20,370,582
Change in unrealized appreciation (depreciation) on:
Investments 36,115,558 14,375,144 50,594,976
Foreign currency translations — — 20
Net change in unrealized appreciation (depreciation) 36,115,558 14,375,144 50,594,996
Net realized and unrealized gain (loss) 42,183,207 20,556,624 70,965,578
Net increase (decrease) in net assets from operations $ 41,750,893 $ 20,669,789 $ 72,882,169

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Value Large Cap Select
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 26,080,339 $ 56,533,890 $ 93,425 $ 214,987
Net realized gain (loss) 96,092,667 116,096,682 2,187,495 530,670
Net change in unrealized appreciation (depreciation) 397,138,660 (188,210,397) 6,452,319 2,292,516
Net increase (decrease) in net assets from operations 519,311,666 (15,579,825) 8,733,239 3,038,173
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (16,133,457) (33,416,727) (606,479) (1,403,450)
Class C (356,074) (952,521) (25,413) (77,615)
Class R6 (105,451,391) (218,272,749) — —
Class I (12,743,249) (29,241,102) (280,688) (610,521)
Total distributions (134,684,171) (281,883,099) (912,580) (2,091,586)
FUND SHARE TRANSACTIONS
Subscriptions 52,645,856 306,839,013 3,777,049 7,719,723
Reinvestments of distributions 133,149,554 278,153,003 802,722 1,793,199
Redemptions (326,667,524) (820,742,112) (3,017,842) (9,881,711)
Net increase (decrease) from Fund share transactions (140,872,114) (235,750,096) 1,561,929 (368,789)
Net increase (decrease) in net assets 243,755,381 (533,213,020) 9,382,588 577,798
Net assets at the beginning of period 2,831,329,928 3,364,542,948 34,921,696 34,343,898
Net assets at the end of period $ 3,075,085,309 $ 2,831,329,928 $ 44,304,284 $ 34,921,696

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Mid Cap Growth Opportunities Mid Cap Value 1
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (502,501) $ (873,118) $ 2,241,089 $ 5,833,693
Net realized gain (loss) 11,734,971 7,146,495 10,751,635 12,290,899
Net change in unrealized appreciation (depreciation) 27,420,476 (3,224,225) 53,216,040 (17,544,312)
Net increase (decrease) in net assets from operations 38,652,946 3,049,152 66,208,764 580,280
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — — (2,019,220) (3,789,801)
Class C — — (125,640) (299,981)
Class R6 — — (1,187,731) (2,052,356)
Class I — — (11,470,002) (22,357,558)
Total distributions — — (14,802,593) (28,499,696)
FUND SHARE TRANSACTIONS
Subscriptions 6,051,982 10,179,424 35,133,905 90,896,314
Reinvestments of distributions — — 14,161,089 27,250,663
Redemptions (24,762,237) (79,581,168) (68,838,160) (150,059,245)
Net increase (decrease) from Fund share transactions (18,710,255) (69,401,744) (19,543,166) (31,912,268)
Net increase (decrease) in net assets 19,942,691 (66,352,592) 31,863,005 (59,831,684)
Net assets at the beginning of period 168,863,294 235,215,886 411,775,927 471,607,611
Net assets at the end of period $ 188,805,985 $ 168,863,294 $ 443,638,932 $ 411,775,927

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Growth Opportunities Small Cap Select
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (432,314) $ (794,829) $ 113,165 $ (14,178)
Net realized gain (loss) 6,067,649 3,123,649 6,181,480 (1,638,448)
Net change in unrealized appreciation (depreciation) 36,115,558 (12,643,246) 14,375,144 (2,011,961)
Net increase (decrease) in net assets from operations 41,750,893 (10,314,426) 20,669,789 (3,664,587)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A — — — (7,234)
Class R6 — — — (1,547)
Class I — — — (18,034)
Return of Capital:
Class A — — — (67,002)
Class R6 — — — (14,330)
Class I — — — (167,034)
Total distributions — — — (275,181)
FUND SHARE TRANSACTIONS
Subscriptions 17,033,999 49,673,677 9,125,996 15,560,260
Reinvestments of distributions — — — 269,051
Redemptions (19,844,831) (35,662,400) (18,262,989) (27,150,709)
Net increase (decrease) from Fund share transactions (2,810,832) 14,011,277 (9,136,993) (11,321,398)
Net increase (decrease) in net assets 38,940,061 3,696,851 11,532,796 (15,261,166)
Net assets at the beginning of period 177,501,312 173,804,461 97,465,032 112,726,198
Net assets at the end of period $ 216,441,373 $ 177,501,312 $ 108,997,828 $ 97,465,032

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Value
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 1,916,591 $ 5,233,115
Net realized gain (loss) 20,370,582 12,870,935
Net change in unrealized appreciation (depreciation) 50,594,996 (63,840,948)
Net increase (decrease) in net assets from operations 72,882,169 (45,736,898)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (791,879) (1,025,807)
Class C (15,667) (33,832)
Class R6 (1,761,739) (1,973,745)
Class I (2,442,224) (3,004,980)
Total distributions (5,011,509) (6,038,364)
FUND SHARE TRANSACTIONS
Subscriptions 31,861,782 82,860,205
Reinvestments of distributions 4,192,109 5,010,173
Redemptions (150,748,826) (139,202,623)
Net increase (decrease) from Fund share transactions (114,694,935) (51,332,245)
Net increase (decrease) in net assets (46,824,275) (103,107,507)
Net assets at the beginning of period 445,470,055 548,577,562
Net assets at the end of period $ 398,645,780 $ 445,470,055

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Value
Class
A
4/30/24(e)
$ 12.74 $ 0.10 $ 2.24 $ 2.34 $ (0.11) $ (0.50) $ (0.61) $ 14.47
10/31/23
14.12 0.20 (0.37) (0.17) (0.25) (0.96) (1.21) 12.74
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
10/31/20
14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
10/31/19
14.32 0.26 0.96 1.22 (0.28) (1.05) (1.33) 14.21
Class
C
4/30/24(e)
12.43 0.05 2.17 2.22 (0.05) (0.50) (0.55) 14.10
10/31/23
13.80 0.10 (0.37) (0.27) (0.14) (0.96) (1.10) 12.43
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
10/31/20
13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
10/31/19
14.06 0.16 0.93 1.09 (0.17) (1.05) (1.22) 13.93
Class
R6
4/30/24(e)
13.08 0.13 2.28 2.41 (0.13) (0.50) (0.63) 14.86
10/31/23
14.47 0.26 (0.39) (0.13) (0.30) (0.96) (1.26) 13.08
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
10/31/20
14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
10/31/19
14.61 0.32 0.99 1.31 (0.33) (1.05) (1.38) 14.54
Class
I
4/30/24(e)
12.95 0.12 2.26 2.38 (0.12) (0.50) (0.62) 14.71
10/31/23
14.34 0.24 (0.39) (0.15) (0.28) (0.96) (1.24) 12.95
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
10/31/20
14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
10/31/19
14.51 0.30 0.98 1.28 (0.32) (1.05) (1.37) 14.42
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
18 .64% $ 381,969 1 .00% (f) 0 .96% (f) 1 .41% (f) 43%
( 1 .39 ) 342,301 1 .00 0 .96 1 .51 82
( 3 .00 ) 390,219 1 .00 0 .96 1 .63 81
41 .25 434,105 1 .00 0 .96 1 .32 97
( 13 .12 ) 158,645 1 .09 1 .09 2 .00 117
9 .81 215,710 1 .11 1 .11 1 .94 93
18 .18 8,733 1 .75 (f) 1 .71 (f) 0 .67 (f) 43
( 2 .14 ) 8,404 1 .75 1 .71 0 .77 82
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
( 13 .75 ) 11,881 1 .84 1 .84 1 .24 117
8 .98 23,083 1 .86 1 .86 1 .19 93
18 .75 2,396,270 0 .66 (f) 0 .62 (f) 1 .76 (f) 43
( 1 .03 ) 2,210,275 0 .65 0 .61 1 .86 82
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
( 12 .80 ) 2,025,717 0 .70 0 .70 2 .41 117
10 .29 52,824 0 .72 0 .72 2 .30 93
18 .72 288,114 0 .75 (f) 0 .71 (f) 1 .67 (f) 43
( 1 .16 ) 270,350 0 .75 0 .71 1 .77 82
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97
( 12 .96 ) 408,828 0 .84 0 .84 2 .25 117
10 .14 661,390 0 .86 0 .86 2 .18 93

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Select
Class
A
4/30/24(e)
$ 32.17 $ 0.07 $ 7.74 $ 7.81 $ (0.19) $ (0.60) $ (0.79) $ 39.19
10/31/23
31.11 0.18 2.76 2.94 (0.21) (1.67) (1.88) 32.17
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
10/31/20
30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
10/31/19
28.87 0.21 2.72 2.93 (0.10) (0.99) (1.09) 30.71
Class
C
4/30/24(e)
28.49 (0.06) 6.85 6.79 — (0.60) (0.60) 34.68
10/31/23
27.75 (0.05) 2.46 2.41 — (1.67) (1.67) 28.49
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
10/31/20
28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
10/31/19
26.77 ( — ) (g) 2.50 2.50 — (0.99) (0.99) 28.28
Class
I
4/30/24(e)
32.64 0.12 7.85 7.97 (0.28) (0.60) (0.88) 39.73
10/31/23
31.55 0.26 2.80 3.06 (0.30) (1.67) (1.97) 32.64
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
10/31/20
30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
10/31/19
29.13 0.28 2.73 3.01 (0.17) (0.99) (1.16) 30.98
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
24 .49% $ 30,345 1 .30% (f) 1 .05% (f) 0 .40% (f) 41%
10 .13 24,952 1 .37 1 .05 0 .57 89
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
5 .76 24,135 1 .30 1 .11 0 .54 101
10 .86 24,224 1 .20 1 .15 0 .73 108
24 .04 1,453 2 .05 (f) 1 .80 (f) ( 0 .35 ) (f) 41
9 .30 1,212 2 .12 1 .80 ( 0 .18 ) 89
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
4 .99 1,743 2 .05 1 .86 ( 0 .21 ) 101
10 .02 2,097 1 .95 1 .90 ( 0 .02 ) 108
24 .67 12,506 1 .05 (f) 0 .80 (f) 0 .65 (f) 41
10 .40 8,758 1 .12 0 .80 0 .81 89
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83
6 .02 16,030 1 .05 0 .86 0 .79 101
11 .13 18,567 0 .95 0 .90 0 .98 108

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Growth Opportunities
Class
A
4/30/24(e)
$ 19.47 $ (0.07) $ 4.60 $ 4.53 $ — $ — $ — $ 24.00
10/31/23
19.43 (0.11) 0.15 0.04 — — — 19.47
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
10/31/20
33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
10/31/19
36.79 (0.12) 3.48 3.36 — (6.49) (6.49) 33.66
Class
R6
4/30/24(e)
30.67 (0.05) 7.26 7.21 — — — 37.88
10/31/23
30.52 (0.07) 0.22 0.15 — — — 30.67
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
10/31/20
43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
10/31/19
44.94 0.01 4.61 4.62 — (6.49) (6.49) 43.07
Class
I
4/30/24(e)
29.88 (0.06) 7.07 7.01 — — — 36.89
10/31/23
29.75 (0.08) 0.21 0.13 — — — 29.88
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
10/31/20
42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
10/31/19
44.49 (0.05) 4.54 4.49 — (6.49) (6.49) 42.49
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
23 .27% $ 139,981 1 .29% (f) 1 .17% (f) ( 0 .59 ) % (f) 24%
0 .21 123,317 1 .25 1 .17 ( 0 .51 ) 71
( 36 .06 ) 142,840 1 .23 1 .17 ( 0 .60 ) 67
38 .97 252,552 1 .20 1 .17 ( 0 .84 ) 89
28 .09 185,219 1 .24 1 .17 ( 0 .29 ) 89
13 .43 172,912 1 .24 1 .17 ( 0 .35 ) 90
23 .51 2,979 0 .95 (f) 0 .83 (f) ( 0 .26 ) (f) 24
0 .49 2,550 0 .91 0 .83 ( 0 .21 ) 71
( 35 .86 ) 20,897 0 .89 0 .83 ( 0 .25 ) 67
39 .45 31,945 0 .86 0 .83 ( 0 .50 ) 89
28 .54 28,966 0 .88 0 .81 0 .06 89
13 .85 26,329 0 .86 0 .79 0 .02 90
23 .46 45,846 1 .04 (f) 0 .92 (f) ( 0 .33 ) (f) 24
0 .44 42,996 1 .00 0 .92 ( 0 .26 ) 71
( 35 .91 ) 71,478 0 .98 0 .92 ( 0 .35 ) 67
39 .31 164,813 0 .95 0 .92 ( 0 .58 ) 89
28 .38 150,875 0 .99 0 .92 ( 0 .03 ) 89
13 .73 165,663 1 .00 0 .92 ( 0 .12 ) 90

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Value 1
Class
A
4/30/24(e)
$ 46.86 $ 0.21 $ 7.41 $ 7.62 $ (0.50) $ (1.12) $ (1.62) $ 52.86
10/31/23
50.13 0.52 (0.84) (0.32) (0.53) (2.42) (2.95) 46.86
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
10/31/20
41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
10/31/19
38.91 0.40 3.29 3.69 (0.09) (1.44) (1.53) 41.07
Class
C
4/30/24(e)
43.21 0.02 6.83 6.85 (0.12) (1.12) (1.24) 48.82
10/31/23
46.38 0.15 (0.77) (0.62) (0.13) (2.42) (2.55) 43.21
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
10/31/20
38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
10/31/19
36.73 0.11 3.09 3.20 — (1.44) (1.44) 38.49
Class
R6
4/30/24(e)
47.41 0.31 7.49 7.80 (0.70) (1.12) (1.82) 53.39
10/31/23
50.71 0.72 (0.85) (0.13) (0.75) (2.42) (3.17) 47.41
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
10/31/20
41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
10/31/19
39.10 0.55 3.30 3.85 (0.19) (1.44) (1.63) 41.32
Class
I
4/30/24(e)
47.20 0.27 7.47 7.74 (0.62) (1.12) (1.74) 53.20
10/31/23
50.49 0.65 (0.86) (0.21) (0.66) (2.42) (3.08) 47.20
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
10/31/20
41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
10/31/19
39.08 0.51 3.28 3.79 (0.19) (1.44) (1.63) 41.24
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
16 .34% $ 63,479 1 .26% (f) 1 .16% (f) 0 .80% (f) 11%
( 0 .65 ) 58,995 1 .25 1 .16 1 .06 28
( 6 .29 ) 63,992 1 .21 1 .16 1 .03 38
55 .98 73,571 1 .28 1 .16 0 .59 31
( 10 .26 ) 41,258 1 .27 1 .17 1 .16 56
10 .19 55,467 1 .27 1 .17 1 .04 46
15 .92 4,096 2 .01 (f) 1 .91 (f) 0 .10 (f) 11
( 1 .38 ) 4,512 2 .00 1 .91 0 .33 28
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
( 10 .94 ) 4,649 2 .02 1 .92 0 .40 56
9 .39 7,631 2 .02 1 .92 0 .30 46
16 .56 39,889 0 .87 (f) 0 .77 (f) 1 .18 (f) 11
( 0 .25 ) 31,554 0 .85 0 .76 1 .45 28
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
( 9 .91 ) 16,762 0 .89 0 .78 1 .54 56
10 .63 19,481 0 .87 0 .77 1 .39 46
16 .50 336,175 1 .01 (f) 0 .91 (f) 1 .05 (f) 11
( 0 .41 ) 316,716 1 .00 0 .91 1 .31 28
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31
( 10 .03 ) 214,089 1 .02 0 .92 1 .41 56
10 .48 250,717 1 .02 0 .92 1 .30 46

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Growth Opportunities
Class
A
4/30/24(e)
$ 18.97 $ (0.07) $ 4.54 $ 4.47 $ — $ — $ — $ 23.44
10/31/23
20.05 (0.13) (0.95) (1.08) — — — 18.97
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
10/31/20
20.96 (0.18) 6.57 6.39 — — — 27.35
10/31/19
23.54 (0.14) 0.84 0.70 — (3.28) (3.28) 20.96
Class
R6
4/30/24(e)
25.37 (0.03) 6.08 6.05 — — — 31.42
10/31/23
26.71 (0.06) (1.28) (1.34) — — — 25.37
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
10/31/20
25.69 (0.07) 8.07 8.00 — — — 33.69
10/31/19
27.88 (0.05) 1.14 1.09 — (3.28) (3.28) 25.69
Class
I
4/30/24(e)
24.99 (0.05) 5.98 5.93 — — — 30.92
10/31/23
26.34 (0.10) (1.25) (1.35) — — — 24.99
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
10/31/20
25.51 (0.14) 8.01 7.87 — — — 33.38
10/31/19
27.79 (0.10) 1.10 1.00 — (3.28) (3.28) 25.51
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
23 .56% $ 42,174 1 .40% (f) 1 .22% (f) ( 0 .62 ) % (f) 20%
( 5 .39 ) 36,065 1 .36 1 .23 ( 0 .63 ) 65
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
30 .55 41,683 1 .42 1 .22 ( 0 .77 ) 105
5 .47 34,249 1 .39 1 .23 ( 0 .68 ) 104
23 .76 2,187 1 .01 (f) 0 .84 (f) ( 0 .23 ) (f) 20
( 4 .98 ) 866 0 .96 0 .83 ( 0 .20 ) 65
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
31 .14 1,038 0 .98 0 .78 ( 0 .26 ) 105
6 .13 144 1 .01 0 .85 ( 0 .19 ) 104
23 .73 172,081 1 .15 (f) 0 .97 (f) ( 0 .36 ) (f) 20
( 5 .13 ) 140,570 1 .11 0 .98 ( 0 .37 ) 65
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97
30 .81 168,931 1 .17 0 .97 ( 0 .51 ) 105
5 .78 172,242 1 .13 0 .98 ( 0 .41 ) 104

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Small Cap Select
Class
A
4/30/24(e)
$ 7.82 $ — (f) $ 1.71 $ 1.71 $ — $ — $ — $ — $ 9.53
10/31/23
8.17 (0.01) (0.33) (0.34) ( — ) (f) — (0.01) (0.01) 7.82
10/31/22
11.89 ( — ) (f) (1.83) (1.83) — (1.89) — (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 ( — ) (f) (0.14) — (0.14) 11.89
10/31/20
7.71 ( — ) (f) 0.13 0.13 (0.01) — — (0.01) 7.83
10/31/19
9.26 ( — ) (f) 0.28 0.28 ( — ) (f) (1.83) — (1.83) 7.71
Class
R6
4/30/24(e)
11.30 0.03 2.47 2.50 — — — — 13.80
10/31/23
11.80 0.03 (0.47) (0.44) (0.01) — (0.05) (0.06) 11.30
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) — (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) — (0.18) 16.26
10/31/20
10.49 0.03 0.20 0.23 (0.06) — — (0.06) 10.66
10/31/19
11.87 0.04 0.44 0.48 (0.03) (1.83) — (1.86) 10.49
Class
I
4/30/24(e)
11.26 0.02 2.45 2.47 — — — — 13.73
10/31/23
11.75 0.01 (0.45) (0.44) (0.01) — (0.04) (0.05) 11.26
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) — (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) — (0.17) 16.21
10/31/20
10.46 0.02 0.19 0.21 (0.04) — — (0.04) 10.63
10/31/19
11.85 0.03 0.44 0.47 (0.03) (1.83) — (1.86) 10.46
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Value rounded to zero.
(g)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
21 .87% $ 54,705 1 .43% (g) 1 .24% (g) 0 .08% (g) 18%
( 4 .15 ) 48,067 1 .41 1 .24 ( 0 .14 ) 42
( 17 .84 ) 56,476 1 .40 1 .24 ( 0 .05 ) 63
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
1 .70 49,513 1 .48 1 .24 ( 0 .05 ) 90
6 .95 55,849 1 .42 1 .24 0 .01 70
22 .12 4,726 1 .05 (g) 0 .87 (g) 0 .45 (g) 18
( 3 .73 ) 4,212 1 .03 0 .86 0 .24 42
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
2 .15 1,994 1 .09 0 .86 0 .32 90
7 .22 2,070 1 .03 0 .85 0 .36 70
22 .04 49,567 1 .18 (g) 0 .99 (g) 0 .33 (g) 18
( 3 .87 ) 45,185 1 .16 0 .99 0 .11 42
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91
2 .00 31,341 1 .23 0 .99 0 .19 90
7 .13 30,109 1 .17 0 .99 0 .26 70

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value
Class
A
4/30/24(e)
$ 23.89 $ 0.08 $ 4.00 $ 4.08 $ (0.22) $ — $ (0.22) $ 27.75
10/31/23
26.52 0.21 (2.60) (2.39) (0.24) — (0.24) 23.89
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
10/31/20
22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
10/31/19
22.96 0.18 (0.17) 0.01 (0.13) (0.65) (0.78) 22.19
Class
C
4/30/24(e)
19.81 (0.01) 3.30 3.29 (0.02) — (0.02) 23.08
10/31/23
21.99 0.01 (2.15) (2.14) (0.04) — (0.04) 19.81
10/31/22
23.68 — (g) (1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
10/31/20
18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
10/31/19
19.39 0.01 (0.13) (0.12) — (0.65) (0.65) 18.62
Class
R6
4/30/24(e)
25.00 0.14 4.18 4.32 (0.33) — (0.33) 28.99
10/31/23
27.75 0.33 (2.72) (2.39) (0.36) — (0.36) 25.00
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
10/31/20
23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
10/31/19
23.83 0.29 (0.18) 0.11 (0.20) (0.65) (0.85) 23.09
Class
I
4/30/24(e)
24.83 0.13 4.14 4.27 (0.29) — (0.29) 28.81
10/31/23
27.57 0.28 (2.70) (2.42) (0.32) — (0.32) 24.83
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
10/31/20
23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
10/31/19
23.79 0.24 (0.18) 0.06 (0.20) (0.65) (0.85) 23.00
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate
17 .06% $ 94,881 1 .34% (f) 1 .21% (f) 0 .58% (f) 10%
( 9 .05 ) 87,298 1 .28 1 .21 0 .81 31
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
( 21 .33 ) 105,402 1 .30 1 .20 0 .48 30
0 .44 213,819 1 .28 1 .20 0 .81 31
16 .62 13,735 2 .09 (f) 1 .96 (f) ( 0 .13 ) (f) 10
( 9 .72 ) 14,623 2 .03 1 .96 0 .07 31
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) 30
( 0 .28 ) 45,920 2 .03 1 .95 0 .07 31
17 .28 136,829 0 .92 (f) 0 .79 (f) 1 .03 (f) 10
( 8 .67 ) 132,277 0 .87 0 .80 1 .22 31
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
( 21 .01 ) 85,491 0 .86 0 .76 0 .81 30
0 .90 133,071 0 .83 0 .75 1 .26 31
17 .20 153,201 1 .09 (f) 0 .96 (f) 0 .95 (f) 10
( 8 .83 ) 211,272 1 .03 0 .96 1 .06 31
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36
( 21 .14 ) 457,676 1 .05 0 .95 0 .81 30
0 .69 1,228,912 1 .03 0 .95 1 .06 31

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen
Mid Cap Value 1 Fund (“Mid Cap Value 1”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap
Select Fund (“Small Cap Select”) and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Fund Name Changes
: Effective May 1, 2024, Nuveen Mid Cap Value Fund changed its name as noted above to Mid Cap Value 1 and therefore all references to the name of the Fund in this report have been updated.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,060,996,063 $ – $ – $ 3,060,996,063
Short-Term Investments:
Repurchase Agreements – 17,032,983 – 17,032,983
Total $ 3,060,996,063 $ 17,032,983 $ – $ 3,078,029,046
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 44,205,510 $ – $ – $ 44,205,510
Short-Term Investments:
Repurchase Agreements – 350,000 – 350,000
Total $ 44,205,510 $ 350,000 $ – $ 44,555,510
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 186,450,992 $ – $ – $ 186,450,992
Investments Purchased with Collateral from Securities
Lending 298,828 – – 298,828
Short-Term Investments:
Repurchase Agreements – 1,400,000 – 1,400,000
Total $ 186,749,820 $ 1,400,000 $ – $ 188,149,820
Mid Cap Value 1
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 438,610,455 $ – $ – $ 438,610,455
Investments Purchased with Collateral from Securities
Lending 134,670 – – 134,670
Short-Term Investments:
Repurchase Agreements – 5,321,189 – 5,321,189
Total $ 438,745,125 $ 5,321,189 $ – $ 444,066,314
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 214,640,359 $ – $ 5,911 $ 214,646,270
Investments Purchased with Collateral from Securities
Lending 56,573 – – 56,573
Short-Term Investments:
Repurchase Agreements – 1,650,000 – 1,650,000
Total $ 214,696,932 $ 1,650,000 $ 5,911 $ 216,352,843

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 106,756,594 $ – $ – $ 106,756,594
Exchange-Traded Funds 1,447,594 – – 1,447,594
Investments Purchased with Collateral from Securities
Lending 1,559,980 – – 1,559,980
Short-Term Investments:
Repurchase Agreements – 450,000 – 450,000
Total $ 109,764,168 $ 450,000 $ – $ 110,214,168
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 397,344,873 $ – $ – $ 397,344,873
Short-Term Investments:
Repurchase Agreements – 2,850,000 – 2,850,000
Total $ 397,344,873 $ 2,850,000 $ – $ 400,194,873
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $17,032,983 $17,373,879
Large Cap Select Fixed Income Clearing Corporation 350,000 357,035
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 1,400,000 1,428,138
Mid Cap Value 1 Fixed Income Clearing Corporation 5,321,189 5,427,737
Small Cap Growth Opportunities Fixed Income Clearing Corporation 1,650,000 1,683,023
Small Cap Select Fixed Income Clearing Corporation 450,000 459,184
Small Cap Value Fixed Income Clearing Corporation 2,850,000 2,907,058
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Mid Cap Growth Opportunities Common Stock $273,331 $298,828

Notes to Financial Statements
(Unaudited) (continued)
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Mid Cap Value 1 Common Stock $127,041 $134,670
Small Cap Growth Opportunities Common Stock $50,010 $56,573
Small Cap Select Common Stock $1,502,589 $1,559,980
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Value
$ 1,307,423,564 $ 1,553,519,552
Large Cap Select
17,613,954 16,975,469
Mid Cap Growth Opportunities
44,888,756 65,118,192
Mid Cap Value 1
49,893,041 85,403,608
Small Cap Growth Opportunities
41,729,650 45,141,991
Small Cap Select
18,734,068 27,394,888
Small Cap Value
43,062,442 159,340,291

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/24
Year Ended
10/31/23
Dividend Value Shares Amount Shares Amount
Subscriptions:
Class A 311,127 $4,319,712 958,829 $12,850,821
Class A - automatic conversion of Class C 63 870 927 13,056
Class C 18,608 251,618 91,260 1,224,573
Class R6 3,004,630 42,930,444 20,360,222 278,077,698
Class I 361,610 5,143,212 1,070,481 14,672,865
Total subscriptions 3,696,038 52,645,856 22,481,719 306,839,013
Reinvestments of distributions:
Class A 1,085,557 14,936,724 2,304,003 30,788,061
Class C 26,572 354,529 71,768 937,614
Class R6 7,443,096 105,446,271 15,931,719 218,264,142
Class I 885,629 12,412,030 2,074,336 28,163,186
Total reinvestments of distributions 9,440,854 133,149,554 20,381,826 278,153,003
Redemptions:
Class A (1,856,380) (25,851,389) (4,025,433) (53,972,692)
Class C (101,669) (1,369,879) (350,399) (4,571,507)
Class C - automatic conversion to Class A (64) (870) (948) (13,056)
Class R6 (18,226,205) (263,341,489) (48,296,697) (678,350,211)
Class I (2,540,093) (36,103,897) (6,151,658) (83,834,646)
Total redemptions (22,724,411) (326,667,524) (58,825,135) (820,742,112)
Net increase (decrease) (9,587,519) $(140,872,114) (15,961,590) $(235,750,096)
Six Months Ended
4/30/24
Year Ended
10/31/23
Large Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 32,158 $1,215,552 50,816 $1,645,845
Class A - automatic conversion of Class C 15 594 37 1,130
Class C 3,256 105,192 4,853 141,642
Class I 69,223 2,455,711 173,605 5,931,106
Total subscriptions 104,652 3,777,049 229,311 7,719,723
Reinvestments of distributions:
Class A 16,239 583,022 45,851 1,348,903
Class C 804 25,413 2,958 77,615
Class I 5,330 194,287 12,307 366,681
Total reinvestments of distributions 22,373 802,722 61,116 1,793,199
Redemptions:
Class A (49,558) (1,798,066) (65,450) (2,025,266)
Class C (4,672) (149,747) (13,301) (368,098)
Class C - automatic conversion to Class A (17) (594) (41) (1,130)
Class I (28,054) (1,069,435) (229,938) (7,487,217)
Total redemptions (82,301) (3,017,842) (308,730) (9,881,711)
Net increase (decrease) 44,724 $1,561,929 (18,303) $(368,789)

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
4/30/24
Year Ended
10/31/23
Mid Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 138,996 $3,241,640 195,160 $4,063,105
Class R6 8,135 312,251 11,473 372,528
Class I 68,019 2,498,091 179,915 5,743,791
Total subscriptions 215,150 6,051,982 386,548 10,179,424
Redemptions:
Class A (641,068) (15,061,711) (1,212,892) (24,953,686)
Class R6 (12,625) (469,532) (613,029) (19,744,173)
Class I (263,919) (9,230,994) (1,143,803) (34,883,309)
Total redemptions (917,612) (24,762,237) (2,969,724) (79,581,168)
Net increase (decrease) (702,462) $(18,710,255) (2,583,176) $(69,401,744)
Six Months Ended
4/30/24
Year Ended
10/31/23
Mid Cap Value 1 Shares Amount Shares Amount
Subscriptions:
Class A 71,776 $3,729,244 136,449 $6,697,528
Class C 2,662 127,548 7,693 350,832
Class R6 184,161 9,726,217 214,471 10,592,675
Class I 407,766 21,550,896 1,497,161 73,255,279
Total subscriptions 666,365 35,133,905 1,855,774 90,896,314
Reinvestments of distributions:
Class A 37,898 1,961,034 76,911 3,666,455
Class C 2,643 125,640 6,781 299,981
Class R6 22,652 1,185,733 42,594 2,048,372
Class I 208,877 10,888,682 442,983 21,235,855
Total reinvestments of distributions 272,070 14,161,089 569,269 27,250,663
Redemptions:
Class A (167,827) (8,724,563) (230,963) (11,273,527)
Class C (25,806) (1,242,711) (29,754) (1,345,462)
Class R6 (125,319) (6,585,604) (230,097) (11,312,860)
Class I (1,007,258) (52,285,282) (2,552,713) (126,127,396)
Total redemptions (1,326,210) (68,838,160) (3,043,527) (150,059,245)
Net increase (decrease) (387,775) $(19,543,166) (618,484) $(31,912,268)
Six Months Ended
4/30/24
Year Ended
10/31/23
Small Cap Growth Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 165,130 $3,847,036 233,760 $4,786,149
Class R6 51,460 1,649,252 27,533 759,281
Class I 376,133 11,537,711 1,629,330 44,128,247
Total subscriptions 592,723 17,033,999 1,890,623 49,673,677
Redemptions:
Class A (267,186) (6,182,224) (385,617) (7,875,629)
Class R6 (15,980) (506,114) (17,517) (473,143)
Class I (435,599) (13,156,493) (1,015,300) (27,313,628)
Total redemptions (718,765) (19,844,831) (1,418,434) (35,662,400)
Net increase (decrease) (126,042) $(2,810,832) 472,189 $14,011,277

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
4/30/24
Year Ended
10/31/23
Small Cap Select Shares Amount Shares Amount
Subscriptions:
Class A 144,652 $1,346,541 268,337 $2,224,307
Class R6 37,556 496,678 198,656 2,312,765
Class I 538,942 7,282,777 938,569 11,023,188
Total subscriptions 721,150 9,125,996 1,405,562 15,560,260
Reinvestments of distributions:
Class A — — 9,202 73,153
Class R6 — — 1,387 15,877
Class I — — 15,778 180,021
Total reinvestments of distributions — — 26,367 269,051
Redemptions:
Class A (548,144) (5,063,561) (1,049,135) (8,657,561)
Class R6 (67,582) (907,670) (93,050) (1,124,865)
Class I (942,607) (12,291,758) (1,460,295) (17,368,283)
Total redemptions (1,558,333) (18,262,989) (2,602,480) (27,150,709)
Net increase (decrease) (837,183) $(9,136,993) (1,170,551) $(11,321,398)
Six Months Ended
4/30/24
Year Ended
10/31/23
Small Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 228,766 $6,244,289 389,417 $9,966,704
Class C 10,634 239,063 22,666 488,418
Class R6 389,838 11,088,219 947,416 25,458,819
Class I 508,170 14,290,211 1,735,689 46,946,264
Total subscriptions 1,137,408 31,861,782 3,095,188 82,860,205
Reinvestments of distributions:
Class A 22,881 643,857 33,205 837,773
Class C 643 15,083 1,539 32,398
Class R6 49,598 1,456,201 60,916 1,602,085
Class I 71,129 2,076,968 96,978 2,537,917
Total reinvestments of distributions 144,251 4,192,109 192,638 5,010,173
Redemptions:
Class A (485,834) (13,201,127) (1,037,455) (26,511,687)
Class C (154,211) (3,476,997) (268,194) (5,704,949)
Class R6 (1,010,791) (28,831,954) (1,200,166) (32,170,084)
Class I (3,769,147) (105,238,748) (2,811,703) (74,815,903)
Total redemptions (5,419,983) (150,748,826) (5,317,518) (139,202,623)
Net increase (decrease) (4,138,324) $(114,694,935) (2,029,692) $(51,332,245)

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,568,891,181 $ 568,819,922 $ (59,682,057) $ 509,137,865
Large Cap Select
32,816,534 12,358,933 (619,957) 11,738,976
Mid Cap Growth Opportunities
159,556,866 40,154,058 (11,561,104) 28,592,954
Mid Cap Value 1
338,087,546 118,943,397 (12,964,629) 105,978,768
Small Cap Growth Opportunities
178,962,896 51,542,999 (14,153,052) 37,389,947
Small Cap Select
88,133,179 27,830,135 (5,749,146) 22,080,989
Small Cap Value
337,821,622 96,551,600 (34,178,349) 62,373,251
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 696,870 $ 106,254,144 $ 112,695,557 $ (11,282,698) $ — $ (318,275) $ 208,045,598
Large Cap Select
181,171 669,855 5,286,657 — — — 6,137,683
Mid Cap Growth
Opportunities
— — 1,172,478 (27,852,213) (730,868) (78,203) (27,488,806)
Mid Cap Value 1
4,881,793 9,551,570 52,916,760 — — (20,413) 67,329,710
Small Cap Growth
Opportunities
— — 1,274,389 (23,905,996) (574,252) — (23,205,859)
Small Cap Select
— — 7,713,201 (4,253,941) — (22,934) 3,436,326
Small Cap Value
2,422,603 — 12,348,372 (200,017,151) — (56,816) (185,302,992)
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 11,282,698 $ — $ 11,282,698
Large Cap Select
— — —
Mid Cap Growth Opportunities
27,852,213 — 27,852,213
Mid Cap Value 1
— — —
Small Cap Growth Opportunities
23,905,996 — 23,905,996
Small Cap Select
3,019,693 1,234,248 4,253,941
Small Cap Value
87,308,235 112,708,916 200,017,151
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of April 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value 1
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Value
0 .1738%
Large Cap Select
0 .2000%
Mid Cap Growth Opportunities
0 .2000%
Mid Cap Value 1
0 .1869%
Small Cap Growth Opportunities
0 .1828%
Small Cap Select
0 .2000%
Small Cap Value
0 .1696%

Notes to Financial Statements
(Unaudited) (continued)
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2026
Large Cap Select 0.80 July 31, 2026
Mid Cap Growth Opportunities 0.92 July 31, 2026
Mid Cap Value 1 0.92 July 31, 2026
Small Cap Growth Opportunities 0.99 July 31, 2026
Small Cap Select 0.99 July 31, 2026
Small Cap Value 0.99 July 31, 2026
Fund
Amount
Dividend Value
$ 1,447,934
Large Cap Select
15,706
Mid Cap Growth Opportunities
38,213
Mid Cap Value 1
78,846
Small Cap Growth Opportunities
66,979
Small Cap Select
37,588
Small Cap Value
99,934
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ — $ 84,551 $ 4,516
Large Cap Select
— — —
Mid Cap Growth Opportunities
— 276,507 29,651
Mid Cap Value 1
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— — —
Small Cap Value
1,444,389 — —

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Value
$ 50,955 $ 45,108
Large Cap Select
5,544 4,906
Mid Cap Growth Opportunities
18,957 17,257
Mid Cap Value 1
10,742 9,708
Small Cap Growth Opportunities
6,155 5,554
Small Cap Select
4,063 3,731
Small Cap Value
5,565 5,160
Fund
Commission
Advances
Dividend Value
$ 4,048
Large Cap Select
287
Mid Cap Growth Opportunities
3,983
Mid Cap Value 1
794
Small Cap Growth Opportunities
1,200
Small Cap Select
—
Small Cap Value
4,196
Fund
12b-1 Fees
Retained
Dividend Value
$ 67
Large Cap Select
35
Mid Cap Growth Opportunities
—
Mid Cap Value 1
991
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
1,551

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extneded or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
CDSC
Retained
Dividend Value
$ 109
Large Cap Select
—
Mid Cap Growth Opportunities
—
Mid Cap Value 1
54
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
(62)
Dividend
Value
TIAA-CREF Lifecycle Retirement Income Fund —%*
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 1
TIAA-CREF Lifecycle 2020 Fund 3
TIAA-CREF Lifecycle 2025 Fund 6
TIAA-CREF Lifecycle 2030 Fund 8
TIAA-CREF Lifecycle 2035 Fund 10
TIAA-CREF Lifecycle 2040 Fund 14
TIAA-CREF Lifecycle 2045 Fund 11
TIAA-CREF Lifecycle 2050 Fund 9
TIAA-CREF Lifecycle 2055 Fund 4
TIAA-CREF Lifecycle 2060 Fund 2
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund 1
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund 1
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 2
* Rounds to less than 1%

10. Subsequent Events
Management Fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Shareholder Meeting Report
(Unaudited)
The special meeting of shareholders was held on November 20, 2023, for Nuveen Investment Funds, Inc.; at this meeting, the shareholders were asked to elect Board members.
Nuveen Investment
Funds, Inc.
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 527,096,856
Withhold 6,978,513
Total 534,075,369
Michael A. Forrester
For 528,051,701
Withhold 6,023,668
Total 534,075,369
Thomas J. Kenny
For 528,042,849
Withhold 6,032,520
Total 534,075,369
Amy B.R. Lancellotta
For 528,290,629
Withhold 5,784,740
Total 534,075,369
Joanne T. Medero
For 528,012,180
Withhold 6,063,189
Total 534,075,369
Albin F. Moschner
For 527,124,878
Withhold 6,950,491
Total 534,075,369
John K. Nelson
For 528,105,547
Withhold 5,969,822
Total 534,075,369
Loren M. Starr
For 528,323,160
Withhold 5,752,209
Total 534,075,369
Matthew Thornton III
For 528,016,841
Withhold 6,058,528
Total 534,075,369
Terence J. Toth
For 527,139,054
Withhold 6,936,315
Total 534,075,369
Margaret L. Wolff
For 528,268,255
Withhold 5,807,114
Total 534,075,369
Robert L. Young
For 528,003,067
Withhold 6,072,302
Total 534,075,369

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”)
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“liquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Directors (collectively, the “Board” and each Director, a “Board Member”)
of Nuveen Investment Funds, Inc. approved, for each respective Fund, the renewal of the investment management agreement (each an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with
Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board
Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-
Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members
considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee
received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-
advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the
April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year.
The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Dividend Value Fund (the “Dividend Value Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended December 31, 2023, the Fund outperformed its benchmark for the three-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2024, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024, and ranked in the third quartile of its Performance Peer Group for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Large Cap Select Fund (the “Large Cap Select Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Mid Cap Growth Opportunities Fund (the “Mid Cap Growth Opportunities Fund”), the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023 and
March 31, 2024. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended
December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended
December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board determined to renew the Advisory Agreements and to continue to monitor this Fund.
For Nuveen Mid Cap Value 1 Fund (formerly, Nuveen Mid Cap Value Fund) (the “Mid Cap Value 1 Fund”), the Board considered that the
Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and
March 31, 2024 and first quartile for the three-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Growth Opportunities Fund (the “Small Cap Growth Opportunities Fund”), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund further ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. The Fund also ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and second quartile for the three-year period ended March 31, 2024. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Small Cap Select Fund (the “Small Cap Select Fund”), the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its
Performance Peer Group for the one-year period, third quartile for the three-year period and first quartile for the five-year period ended
December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and third quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
For Nuveen Small Cap Value Fund (the “Small Cap Value Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the three-year period ended March 31, 2024. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended March 31, 2024, the Fund ranked in the third quartile for the one- and three-year periods ended March 31, 2024. The Board considered management’s analysis of performance, the factors that contributed to or detracted from performance and the improved relative performance in the first quarter of 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a
Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the
Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and with respect to the open-end funds, for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The
Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the
Sub-Adviser is the responsibility of NFAL, not the Funds.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.
For the Dividend Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense
Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

For the Large Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its
Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.
For the Mid Cap Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense
Universe. Further, although the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median, the actual management fee rate matched the Expense Group median.
For the Mid Cap Value 1 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, although the Fund’s contractual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. Further, although the Fund’s net total expense ratio was above the Expense
Group median, the actual management fee rate was below the Expense Group median.
For the Small Cap Growth Opportunities Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median, the actual management fee rate was in-line with the Expense Group median.
For the Small Cap Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its
Expense Universe, respectively. Further, the actual management fee rate was below the Expense Group median and the net total expense ratio was generally in-line with the Expense Group median.
For the Small Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. Further, although the Fund’s net total expense ratio was slightly above (within five basis points of) the Expense Group median, the actual management fee rate was below the Expense Group median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-FCGO-0424P 3614350-INV-B-6/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed“filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Actof 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 2, 2024